BNY Mellon Emerging Markets Equity ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8%
Australia — .0%
MMG Ltd.(a),(b)	28,000	36,893
Brazil — 3.3%
Ambev SA	27,444	77,789
Axia Energia	6,103	63,285
B3 SA - Brasil Bolsa Balcao	30,324	93,714
Banco Bradesco SA	12,699	44,339
Banco BTG Pactual SA	7,076	80,767
Banco do Brasil SA	11,544	55,410
Banco Santander Brasil SA	1,997	13,850
BB Seguridade Participacoes SA	4,156	29,696
Caixa Seguridade Participacoes SA	3,720	12,228
Cia de Saneamento Basico do Estado de Sao Paulo	2,970	80,052
Cia Paranaense de Energia - Copel	11,579	29,193
CPFL Energia SA	1,024	10,004
CSN Mineracao SA	2,808	3,170
Embraer SA	4,133	76,447
Energisa SA	1,708	16,588
Eneva SA(a)	5,667	22,806
Engie Brasil Energia SA	1,646	10,324
Equatorial SA	7,566	59,048
Hapvida Participacoes e Investimentos SA(a),(c)	1,604	3,995
Itau Unibanco Holding SA	3,930	31,440
JBS NV, Cl. A(a)	2,005	31,579
Klabin SA	5,901	21,676
Localiza Rent a Car SA	5,359	49,582
Lojas Renner SA	6,417	18,373
Motiva Infraestrutura de Mobilidade SA	6,403	20,595
Neoenergia SA	814	5,037
NU Holdings Ltd., Cl. A(a)	20,978	372,359
Pagseguro Digital Ltd., Cl. A	1,172	13,185
Petroleo Brasileiro SA	21,305	164,359
Porto Seguro SA	783	7,499
PRIO SA(a)	4,769	46,328
Raia Drogasil SA	7,615	35,549
Rede D’Or Sao Luiz SA(c)	4,494	36,300
Rumo SA	5,180	14,544
StoneCo Ltd., Cl. A(a)	1,400	22,596
Suzano SA	3,789	35,671
Telefonica Brasil SA	4,180	29,796
TIM SA	4,700	21,949
TOTVS SA	2,794	23,807
Ultrapar Participacoes SA	4,277	20,701
Vale SA	21,736	349,234
Vibra Energia SA	7,738	42,357
WEG SA	8,927	88,698
XP, Inc., Cl. A	2,422	47,253
		2,333,172

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Canada — .0%
China Gold International Resources Corp. Ltd.	1,300	34,158
Chile — .5%
Banco de Chile	229,314	51,163
Banco de Credito e Inversiones SA	571	42,991
Banco Santander Chile	322,181	28,697
Cencosud SA	7,734	26,206
Cencosud Shopping SA	2,589	8,397
Cia Sud Americana de Vapores SA	6,834	380
Empresas CMPC SA	11,507	17,449
Empresas Copec SA	2,541	21,930
Enel Americas SA	160,531	15,344
Enel Chile SA	166,564	14,308
Falabella SA	6,578	51,695
Latam Airlines Group SA	2,785,694	91,487
Plaza SA	2,529	11,133
Quinenco SA	923	4,838
		386,018
China — 21.6%
360 Security Technology, Inc., Cl. A	2,700	4,717
37 Interactive Entertainment Network Technology Group Co. Ltd., Cl. A	1,200	4,580
3SBio, Inc.(c)	11,500	34,310
AAC Technologies Holdings, Inc.	4,500	21,320
Accelink Technologies Co. Ltd., Cl. A	600	6,253
Advanced Micro-Fabrication Equipment, Inc. China, Cl. A	130	6,510
AECC Aero-Engine Control Co. Ltd., Cl. A	1,300	4,571
AECC Aviation Power Co. Ltd., Cl. A	1,300	8,668
Agricultural Bank of China Ltd., Cl. A	33,200	32,108
Agricultural Bank of China Ltd., Cl. H	183,000	128,175
Aier Eye Hospital Group Co. Ltd., Cl. A	3,600	5,735
Air China Ltd., Cl. A(a)	300	359
Air China Ltd., Cl. H(a)	18,000	16,088
Aisino Corp., Cl. A	2,400	3,468
Akeso, Inc.(a),(c)	4,000	56,545
Aluminum Corp. of China Ltd., Cl. A	6,500	13,218
Aluminum Corp. of China Ltd., Cl. H	22,000	39,016
Amlogic Shanghai Co. Ltd., Cl. A(a)	132	1,664
Andon Health Co. Ltd., Cl. A	800	4,788
Angang Steel Co. Ltd., Cl. A(a)	10,100	3,837
Angel Yeast Co. Ltd., Cl. A	500	3,011
Anhui Conch Cement Co. Ltd., Cl. A	1,500	5,293
Anhui Conch Cement Co. Ltd., Cl. H	5,500	17,480
Anhui Expressway Co. Ltd., Cl. H	4,000	7,124
Anhui Gujing Distillery Co. Ltd., Cl. A	200	3,803
Anhui Gujing Distillery Co. Ltd., Cl. B	800	8,338
Anhui Jianghuai Automobile Group Corp. Ltd., Cl. A(a)	800	6,298
Anhui Kouzi Distillery Co. Ltd., Cl. A	600	2,539
Anhui Yingjia Distillery Co. Ltd., Cl. A	700	4,093
Anjoy Foods Group Co. Ltd., Cl. H	500	4,904
Anker Innovations Technology Co. Ltd., Cl. A	320	4,586
ANTA Sports Products Ltd.	8,200	82,161
Ascentage Pharma Group International(a),(c)	1,500	9,239

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Asia - Potash International Investment Guangzhou Co. Ltd., Cl. A(a)	300	2,419
ASR Microelectronics Co. Ltd., Cl. A(a)	112	1,430
Asymchem Laboratories Tianjin Co. Ltd., Cl. A	240	3,424
Asymchem Laboratories Tianjin Co. Ltd., Cl. H(c)	140	1,460
Atour Lifestyle Holdings Ltd., ADR	404	14,439
Autohome, Inc., ADR	457	10,072
Avary Holding Shenzhen Co. Ltd., Cl. A	400	3,285
AviChina Industry & Technology Co. Ltd., Cl. H(b)	15,000	7,971
BAIC BluePark New Energy Technology Co. Ltd., Cl. A(a)	2,900	3,360
BAIC Foton Motor Co. Ltd., Cl. A(a)	5,900	2,505
Baidu, Inc., Cl. A(a)	12,600	246,524
Bank of Beijing Co. Ltd., Cl. A	7,600	5,797
Bank of Changsha Co. Ltd., Cl. A	2,700	3,792
Bank of Chengdu Co. Ltd., Cl. A	2,100	4,872
Bank of China Ltd., Cl. A	14,600	11,283
Bank of China Ltd., Cl. H	398,000	237,994
Bank of Chongqing Co. Ltd., Cl. A	3,100	4,680
Bank of Communications Co. Ltd., Cl. A	19,400	18,483
Bank of Communications Co. Ltd., Cl. H	35,000	30,116
Bank of Guiyang Co. Ltd., Cl. A	1,000	836
Bank of Hangzhou Co. Ltd., Cl. A	2,500	5,814
Bank of Jiangsu Co. Ltd., Cl. A	7,700	11,226
Bank of Nanjing Co. Ltd., Cl. A	5,000	7,577
Bank of Ningbo Co. Ltd., Cl. A	2,700	12,026
Bank of Shanghai Co. Ltd., Cl. A	2,700	3,590
Bank of Suzhou Co. Ltd., Cl. A	3,000	3,553
Baoshan Iron & Steel Co. Ltd., Cl. A	9,200	9,665
BBMG Corp., Cl. H	54,000	5,670
Beijing Capital Eco-Environment Protection Group Co. Ltd., Cl. A	7,500	3,324
Beijing Compass Technology Development Co. Ltd., Cl. A(a)	245	4,372
Beijing Dabeinong Technology Group Co. Ltd., Cl. A	2,100	1,387
Beijing Easpring Material Technology Co. Ltd., Cl. A	400	3,293
Beijing E-Hualu Information Technology Co. Ltd., Cl. A(a)	400	892
Beijing Geekplus Technology Co. Ltd., Cl. H(a)	4,000	15,222
Beijing Kingsoft Office Software, Inc., Cl. A	174	8,435
Beijing New Building Materials PLC, Cl. A	1,100	4,417
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl. A	800	1,989
Beijing Shiji Information Technology Co. Ltd., Cl. A	1,590	2,929
Beijing Tiantan Biological Products Corp. Ltd., Cl. A	340	815
Beijing United Information Technology Co. Ltd., Cl. A	700	2,728
Beijing Yanjing Brewery Co. Ltd., Cl. A	300	523
Beijing-Shanghai High Speed Railway Co. Ltd., Cl. A	17,900	12,546
Bethel Automotive Safety Systems Co. Ltd., Cl. A	560	4,162
Bilibili, Inc., Cl. Z(a)	1,640	57,329
Biwin Storage Technology Co. Ltd., Cl. A(a)	258	6,954
Bloks Group Ltd.(a),(b)	300	2,777
Bloomage Biotechnology Corp. Ltd., Cl. A	92	594
Bluefocus Intelligent Communications Group Co. Ltd., Cl. A(a)	3,120	10,476
BOC International China Co. Ltd., Cl. A	1,800	3,526
BOE Technology Group Co. Ltd., Cl. A	13,500	8,490
BTG Hotels Group Co. Ltd., Cl. A	800	1,981

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
BYD Co. Ltd., Cl. A	2,500	32,701
BYD Co. Ltd., Cl. H	20,800	260,343
By-health Co. Ltd., Cl. A	1,700	2,977
Caida Securities Co. Ltd., Cl. A	7,600	7,481
Caitong Securities Co. Ltd., Cl. A	2,200	2,948
CALB Group Co. Ltd., Cl. H(a),(c)	2,100	6,626
Cambricon Technologies Corp. Ltd., Cl. A(a)	160	28,988
Canmax Technologies Co. Ltd., Cl. A	100	662
Capital Securities Co. Ltd., Cl. A	200	515
Cathay Biotech, Inc., Cl. A	150	1,255
CCCC Design & Consulting Group Co. Ltd., Cl. A	400	427
CCOOP Group Co. Ltd., Cl. A(a)	12,100	4,232
CECEP Solar Energy Co. Ltd., Cl. A	8,700	6,724
CECEP Wind-Power Corp., Cl. A	2,800	1,245
CGN Power Co. Ltd., Cl. A	2,400	1,330
CGN Power Co. Ltd., Cl. H(c)	65,000	27,133
Chagee Holdings, Ltd., ADR(b)	14	164
Changchun High-Tech Industry Group Co. Ltd., Cl. A	300	4,140
Changjiang Securities Co. Ltd., Cl. A	3,700	4,611
Chaozhou Three-Circle Group Co. Ltd., Cl. A	1,400	10,074
Chifeng Jilong Gold Mining Co. Ltd., Cl. H	1,200	6,131
China Baoan Group Co. Ltd., Cl. A	2,300	3,181
China Cinda Asset Management Co. Ltd., Cl. H	55,000	9,367
China CITIC Bank Corp. Ltd., Cl. H	54,000	50,337
China CITIC Financial Asset Management Co. Ltd., Cl. H(a),(c)	82,000	9,240
China Coal Energy Co. Ltd., Cl. A	3,000	5,906
China Coal Energy Co. Ltd., Cl. H	10,000	14,636
China Communications Services Corp. Ltd., Cl. H	20,000	12,190
China Construction Bank Corp., Cl. A	4,300	5,396
China Construction Bank Corp., Cl. H	574,000	581,372
China CSSC Holdings Ltd., Cl. A	1,800	8,688
China Eastern Airlines Corp. Ltd., Cl. A(a)	3,100	2,427
China Eastern Airlines Corp. Ltd., Cl. H(a)	14,000	9,716
China Energy Engineering Corp. Ltd., Cl. A	17,700	6,190
China Energy Engineering Corp. Ltd., Cl. H	60,000	8,835
China Everbright Bank Co. Ltd., Cl. A	7,600	3,631
China Everbright Bank Co. Ltd., Cl. H	45,000	18,784
China Feihe Ltd.(b),(c)	22,000	10,930
China Galaxy Securities Co. Ltd., Cl. A	3,500	7,566
China Galaxy Securities Co. Ltd., Cl. H	19,500	26,267
China Great Wall Securities Co. Ltd., Cl. A	2,900	4,111
China Greatwall Technology Group Co. Ltd., Cl. A(a)	1,800	4,111
China Hongqiao Group Ltd.	17,000	78,625
China International Capital Corp. Ltd., Cl. A	1,100	5,466
China International Capital Corp. Ltd., Cl. H(c)	9,200	24,998
China International Marine Containers Group Co. Ltd., Cl. A	3,100	4,310
China Jushi Co. Ltd., Cl. A	2,000	6,151
China Life Insurance Co. Ltd., Cl. A	900	6,440
China Life Insurance Co. Ltd., Cl. H	42,000	187,582
China Literature Ltd.(a),(c)	3,000	13,752
China Longyuan Power Group Corp. Ltd., Cl. H	8,000	7,273

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
China Merchants Bank Co. Ltd., Cl. A	8,500	47,304
China Merchants Bank Co. Ltd., Cl. H	22,000	134,822
China Merchants Energy Shipping Co. Ltd., Cl. A	2,500	4,087
China Merchants Expressway Network & Technology Holdings Co. Ltd., Cl. A	2,400	3,240
China Merchants Securities Co. Ltd., Cl. A	2,300	5,664
China Merchants Securities Co. Ltd., Cl. H(c)	2,000	3,744
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Cl. A	2,900	4,411
China Minsheng Banking Corp. Ltd., Cl. A	15,700	8,473
China Minsheng Banking Corp. Ltd., Cl. H	40,500	20,173
China National Building Material Co. Ltd., Cl. H	30,000	21,589
China National Chemical Engineering Co. Ltd., Cl. A	4,300	5,508
China National Nuclear Power Co. Ltd., Cl. A	7,700	9,541
China National Software & Service Co. Ltd., Cl. A(a)	90	584
China Nonferrous Mining Corp. Ltd.	10,000	20,103
China Northern Rare Earth Group High-Tech Co. Ltd., Cl. A	1,400	10,394
China Oilfield Services Ltd., Cl. A	1,000	2,382
China Oilfield Services Ltd., Cl. H	12,000	13,168
China Pacific Insurance Group Co. Ltd., Cl. A	3,900	25,566
China Pacific Insurance Group Co. Ltd., Cl. H	14,200	71,639
China Petroleum & Chemical Corp., Cl. A	14,300	13,398
China Petroleum & Chemical Corp., Cl. H	136,000	93,689
China Railway Group Ltd., Cl. A	600	492
China Railway Group Ltd., Cl. H	26,000	15,015
China Railway Signal & Communication Corp. Ltd., Cl. A	3,047	2,412
China Railway Signal & Communication Corp. Ltd., Cl. H(c)	10,000	4,686
China Reinsurance Group Corp., Cl. H	43,000	9,691
China Resources Beverage Holdings Co. Ltd.	3,200	4,122
China Resources Microelectronics Ltd., Cl. A	278	2,551
China Resources Mixc Lifestyle Services Ltd.(c)	3,800	22,538
China Resources Pharmaceutical Group Ltd.(c)	13,500	7,865
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Cl. A	600	2,427
China Science Publishing & Media Ltd., Cl. A	100	303
China Shenhua Energy Co. Ltd., Cl. A	2,000	12,069
China Shenhua Energy Co. Ltd., Cl. H	20,500	112,925
China Southern Airlines Co. Ltd., Cl. A(a)	2,600	2,698
China Southern Airlines Co. Ltd., Cl. H(a)	14,000	10,433
China Southern Power Grid Energy Storage Co. Ltd., Cl. A	2,700	5,265
China State Construction Engineering Corp. Ltd., Cl. A	17,700	12,838
China Suntien Green Energy Corp. Ltd., Cl. H	14,000	7,189
China Three Gorges Renewables Group Co. Ltd., Cl. A	11,900	7,039
China Tourism Group Duty Free Corp. Ltd., Cl. A	400	5,145
China Tourism Group Duty Free Corp., Ltd., Cl. H(c)	800	9,291
China Tower Corp. Ltd., Cl. H(c)	29,400	42,389
China United Network Communications Ltd., Cl. A	12,600	9,266
China Vanke Co. Ltd., Cl. A(a)	3,000	2,107
China Vanke Co. Ltd., Cl. H(a)	13,400	6,520
China XD Electric Co. Ltd., Cl. A	2,700	5,634
China Yangtze Power Co. Ltd., Cl. A	8,400	31,866
China Zhenhua Group Science & Technology Co. Ltd., Cl. A	200	1,570
China Zheshang Bank Co. Ltd., Cl. A	14,700	6,156
China Zheshang Bank Co. Ltd., Cl. H	9,000	2,881

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Chongqing Afari Technology Co. Ltd., Cl. A(a)	2,000	3,051
Chongqing Brewery Co., Ltd., Cl. A	300	2,250
Chongqing Changan Automobile Co. Ltd., Cl. A	2,986	4,779
Chongqing Changan Automobile Co. Ltd., Cl. B	11,450	5,923
Chongqing Rural Commercial Bank Co. Ltd., Cl. A	800	746
Chongqing Rural Commercial Bank Co. Ltd., Cl. H	17,000	12,691
Chongqing Zhifei Biological Products Co. Ltd., Cl. A(a)	1,000	2,500
CITIC Ltd.	32,000	51,259
Citic Pacific Special Steel Group Co. Ltd., Cl. A	1,000	2,363
CITIC Securities Co. Ltd., Cl. A	3,835	15,498
CITIC Securities Co. Ltd., Cl. H	11,000	41,185
CMOC Group Ltd., Cl. A	4,000	14,006
CMOC Group Ltd., Cl. H	24,000	68,592
CNGR Advanced Material Co. Ltd., Cl. A	420	3,311
CNPC Capital Co. Ltd., Cl. A	2,600	3,364
Contemporary Amperex Technology Co. Ltd., Cl. A	1,600	80,593
Contemporary Amperex Technology Co. Ltd., Cl. H	700	44,009
COSCO SHIPPING Development Co. Ltd., Cl. A	9,600	3,675
COSCO Shipping Energy Transportation Co. Ltd., Cl. A	3,400	7,731
COSCO Shipping Energy Transportation Co. Ltd., Cl. H	6,000	10,802
COSCO SHIPPING Holdings Co. Ltd., Cl. A	5,400	11,183
COSCO SHIPPING Holdings Co. Ltd., Cl. H	12,500	21,928
Country Garden Services Holdings Co. Ltd.	22,000	18,198
CRRC Corp. Ltd., Cl. A	10,500	9,535
CRRC Corp. Ltd., Cl. H	27,000	20,052
CSC Financial Co. Ltd., Cl. A	1,000	3,461
CSC Financial Co. Ltd., Cl. H(c)	5,500	8,881
CSI Solar Co. Ltd., Cl. A	1,215	2,672
CSPC Innovation Pharmaceutical Co. Ltd., Cl. A	400	2,238
CSSC Science & Technology Co. Ltd., Cl. A	1,900	3,139
Daqin Railway Co. Ltd., Cl. A	6,300	4,551
DaShenLin Pharmaceutical Group Co. Ltd., Cl. A	1,100	3,166
Datang International Power Generation Co. Ltd., Cl. A	4,300	2,339
Datang International Power Generation Co. Ltd., Cl. H	8,000	2,407
DHC Software Co. Ltd., Cl. A	1,900	2,652
Do-Fluoride New Materials Co. Ltd., Cl. A	1,000	4,166
Dong-E-E-Jiao Co. Ltd., Cl. A	300	2,186
Dongfang Electric Corp. Ltd., Cl. H	3,000	9,780
Dongguan Yiheda Automation Co. Ltd., Cl. A	100	390
Dongxing Securities Co. Ltd., Cl. A	1,900	3,801
Duality Biotherapeutics, Inc.(a)	300	12,669
East Money Information Co. Ltd., Cl. A	6,300	20,581
Eastern Air Logistics Co. Ltd., Cl. A	100	268
Eastroc Beverage Group Co. Ltd., Cl. A	230	8,280
Easyhome New Retail Group Co. Ltd., Cl. A(a)	300	134
Ecovacs Robotics Co. Ltd., Cl. A	300	3,101
ENN Energy Holdings Ltd.	4,700	40,532
ENN Natural Gas Co. Ltd., Cl. A	1,400	3,931
Eoptolink Technology, Inc. Ltd., Cl. A	400	24,149
Eve Energy Co. Ltd., Cl. A	800	7,344
Everbright Securities Co. Ltd., Cl. A	2,300	5,548

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
FAW Jiefang Group Co., Ltd., Cl. A	5,500	5,477
Flat Glass Group Co. Ltd., Cl. A(a)	700	1,623
Flat Glass Group Co. Ltd., Cl. H(a)	4,000	5,593
Focus Media Information Technology Co. Ltd., Cl. A	5,300	5,492
Foshan Haitian Flavouring & Food Co. Ltd., Cl. A	1,782	9,053
Founder Securities Co. Ltd., Cl. A	4,500	5,090
Foxconn Industrial Internet Co. Ltd., Cl. A	4,000	33,216
Fujian Sunner Development Co. Ltd., Cl. A	200	496
Full Truck Alliance Co. Ltd., ADR	4,528	44,827
Fuyao Glass Industry Group Co. Ltd., Cl. A	2,000	17,771
Fuyao Glass Industry Group Co. Ltd., Cl. H(c)	2,400	20,544
GalaxyCore, Inc., Cl. A	832	1,929
Gan & Lee Pharmaceuticals Co. Ltd., Cl. A	800	7,785
Ganfeng Lithium Co. Ltd., Cl. A	200	1,975
Ganfeng Lithium Co. Ltd., Cl. H(c)	2,760	21,381
GD Power Development Co. Ltd., Cl. A	5,100	3,398
GDS Holdings Ltd., Cl. A(a)	6,900	39,953
GEM Co. Ltd., Cl. A	2,100	2,708
Gemdale Corp., Cl. A(a)	4,500	2,105
Genscript Biotech Corp.(a)	8,000	13,163
GF Securities Co. Ltd., Cl. A	3,200	10,357
GF Securities Co. Ltd., Cl. H	5,600	13,079
Giant Biogene Holding Co. Ltd.(c)	2,400	10,215
Giant Network Group Co. Ltd., Cl. A	800	5,064
GigaDevice Semiconductor, Inc., Cl. A	180	8,157
Glodon Co. Ltd., Cl. A	1,300	2,574
GoerTek, Inc., Cl. A	800	2,993
Goldwind Science & Technology Co. Ltd., Cl. A	1,500	5,636
Goldwind Science & Technology Co. Ltd., Cl. H	3,800	7,089
Goneo Group Co. Ltd., Cl. A	112	673
Gotion High-tech Co. Ltd., Cl. A	1,000	5,466
Great Wall Motor Co. Ltd., Cl. A	200	596
Great Wall Motor Co. Ltd., Cl. H	16,500	27,994
Gree Electric Appliances, Inc. of Zhuhai, Cl. A	2,600	14,481
Greenland Holdings Corp. Ltd., Cl. A(a)	4,600	1,086
Greentown China Holdings Ltd.	2,500	3,582
GRG Banking Equipment Co. Ltd., Cl. A	1,300	2,412
Guangdong Haid Group Co. Ltd., Cl. A	800	5,930
Guanghui Energy Co. Ltd., Cl. A	1,500	1,211
Guangshen Railway Co. Ltd., Cl. H	10,000	2,817
Guangzhou Automobile Group Co. Ltd., Cl. H	16,000	7,519
Guangzhou Baiyun International Airport Co. Ltd., Cl. A	3,300	4,540
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Cl. A	300	1,090
Guangzhou Haige Communications Group, Inc. Co., Cl. A	2,100	5,286
Guangzhou Shiyuan Electronic Technology Co. Ltd., Cl. A	1,000	5,685
Guangzhou Tinci Materials Technology Co. Ltd., Cl. A	200	1,172
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Cl. A	2,900	4,274
Guolian Minsheng Securities Co. Ltd., Cl. A	7,100	9,922
Guosen Securities Co. Ltd., Cl. A	2,600	4,692
Guotai Haitong Securities Co. Ltd.	4,400	12,557
Guotai Haitong Securities Co. Ltd., Cl. H(c)	13,200	28,091

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Guoyuan Securities Co. Ltd., Cl. A	2,800	3,365
H World Group Ltd.	7,300	35,782
Haidilao International Holding Ltd.(b),(c)	13,000	26,600
Haier Smart Home Co. Ltd., Cl. A	4,100	14,816
Haier Smart Home Co. Ltd., Cl. H	13,000	42,947
Hainan Airlines Holding Co. Ltd., Cl. A(a)	14,300	3,478
Hainan Airport Infrastructure Co. Ltd., Cl. A	7,800	5,029
Haitian International Holdings Ltd.	5,000	15,481
Hangcha Group Co. Ltd., Cl. A	300	1,198
Hangzhou Binjiang Real Estate Group Co. Ltd., Cl. A	2,800	4,678
Hangzhou First Applied Material Co. Ltd., Cl. A	1,379	3,376
Hangzhou Lion Electronics Co. Ltd., Cl. A(a)	200	1,226
Hangzhou Robam Appliances Co. Ltd., Cl. A	1,600	4,833
Hangzhou Silan Microelectronics Co. Ltd., Cl. A	1,100	5,286
Hangzhou Tigermed Consulting Co. Ltd., Cl. A	700	6,348
Hangzhou Tigermed Consulting Co. Ltd., Cl. H(c)	200	1,414
Han’s Laser Technology Industry Group Co. Ltd., Cl. A	400	2,778
Hansoh Pharmaceutical Group Co. Ltd.(c)	8,000	39,541
Haohua Chemical Science & Technology Co. Ltd., Cl. A	100	535
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Cl. A(a)	300	2,391
Hebei Hengshui Laobaigan Liquor Co. Ltd., Cl. A	300	696
Hebei Sinopack Electronic Technology Co. Ltd., Cl. A	600	6,843
Heilongjiang Agriculture Co. Ltd., Cl. A	200	504
Henan Shenhuo Coal & Power Co. Ltd., Cl. A	600	2,837
Henan Shuanghui Investment & Development Co. Ltd., Cl. A	600	2,217
Hengan International Group Co. Ltd.	2,500	9,059
Hengdian Group DMEGC Magnetics Co. Ltd., Cl. A	300	871
Hengli Petrochemical Co. Ltd., Cl. A	1,900	7,137
Hengtong Optic-electric Co. Ltd., Cl. A	1,100	5,542
Hengyi Petrochemical Co. Ltd., Cl. A	2,600	4,520
Hesai Group(a),(b)	697	16,637
Hgtech Co. Ltd., Cl. A	400	4,456
Hisense Home Appliances Group Co. Ltd., Cl. A	500	1,717
Hisense Home Appliances Group Co. Ltd., Cl. H	2,000	5,865
Hithink RoyalFlush Information Network Co. Ltd., Cl. A	200	10,039
HLA Group Corp. Ltd., Cl. A	3,600	3,176
Hongta Securities Co. Ltd., Cl. A	2,600	3,057
Horizon Robotics(a)	52,800	55,642
Hoshine Silicon Industry Co. Ltd., Cl. A	200	1,431
Hua Hong Semiconductor Ltd., Cl. H(a),(c)	4,000	59,669
Huaan Securities Co., Ltd., Cl. A	3,500	3,602
Huadian Power International Corp. Ltd., Cl. A	1,900	1,340
Huadian Power International Corp. Ltd., Cl. H	18,000	9,519
Huadong Medicine Co. Ltd., Cl. A	1,000	5,191
Huafon Chemical Co. Ltd., Cl. A	2,200	4,078
Huaibei Mining Holdings Co. Ltd., Cl. A	1,800	3,254
Hualan Biological Engineering, Inc., Cl. A	900	2,024
Huaneng Lancang River Hydropower, Inc., Cl. A	3,000	3,920
Huaneng Power International, Inc., Cl. A	3,000	3,048
Huaneng Power International, Inc., Cl. H	22,000	16,057
Huaqin Technology Co. Ltd., Cl. A	400	4,977

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Huatai Securities Co. Ltd., Cl. A	2,000	6,609
Huatai Securities Co. Ltd., Cl. H(c)	9,400	22,436
Huaxi Securities Co. Ltd., Cl. A	1,900	2,521
Huaxia Bank Co. Ltd., Cl. A	6,100	5,566
Huaxia Eye Hospital Group Co. Ltd., Cl. A	1,200	3,219
Huaxin Building Materials Group Co. Ltd., Cl. H	2,100	5,004
Huayu Automotive Systems Co. Ltd., Cl. A	1,000	2,768
Hubei Feilihua Quartz Glass Co. Ltd., Cl. A	300	4,147
Hubei Xingfa Chemicals Group Co. Ltd., Cl. A	1,300	7,590
Huishang Bank Corp. Ltd., Cl. H	10,000	4,418
Huizhou Desay Sv Automotive Co. Ltd., Cl. A	200	3,520
Hunan Valin Steel Co. Ltd., Cl. A	4,000	3,609
Hundsun Technologies, Inc., Cl. A	700	3,128
Hwatsing Technology Co. Ltd., Cl. A	84	2,283
Hygon Information Technology Co. Ltd., Cl. A	811	30,864
IEIT Systems Co. Ltd., Cl. A	700	6,337
Iflytek Co. Ltd., Cl. A	1,300	11,151
Imeik Technology Development Co. Ltd., Cl. A	80	1,609
Industrial & Commercial Bank of China Ltd., Cl. A	24,300	25,354
Industrial & Commercial Bank of China Ltd., Cl. H	408,000	339,055
Industrial Bank Co. Ltd., Cl. A	7,800	20,992
Industrial Securities Co. Ltd., Cl. A	2,000	1,980
Ingenic Semiconductor Co. Ltd., Cl. A	200	4,139
Inner Mongolia BaoTou Steel Union Co. Ltd., Cl. A	21,400	7,730
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Cl. A	4,800	4,083
Inner Mongolia Yili Industrial Group Co. Ltd., Cl. A	900	3,412
Inner Mongolia Yitai Coal Co. Ltd., Cl. B	6,100	12,200
Inner Mongolia Yuan Xing Energy Co. Ltd., Cl. A	3,000	3,648
InnoScience Suzhou Technology Holding Co. Ltd., Cl. H(a)	1,400	10,317
Innovent Biologics, Inc.(a),(c)	8,500	88,268
iQIYI, Inc., ADR(a)	4,688	9,751
Isoftstone Information Technology Group Co. Ltd., Cl. A	800	5,532
J&T Global Express Ltd.(a)	37,400	48,703
JA Solar Technology Co. Ltd., Cl. A(a)	1,476	2,402
JCET Group Co. Ltd., Cl. A	800	5,697
JD Health International, Inc.(a),(c)	6,350	51,428
JD Logistics, Inc.(a),(c)	9,300	13,325
JD.com, Inc., Cl. A	17,366	249,938
JF SmartInvest Holdings Ltd.	500	2,218
Jiangsu Eastern Shenghong Co. Ltd., Cl. A(a)	2,600	4,947
Jiangsu Expressway Co. Ltd., Cl. H(b)	10,000	13,189
Jiangsu Hengli Hydraulic Co. Ltd., Cl. A	644	10,047
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Cl. A	3,140	26,282
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Cl. H(a)	200	1,753
Jiangsu King’s Luck Brewery JSC Ltd., Cl. A	900	4,339
Jiangsu Pacific Quartz Co. Ltd., Cl. A	100	572
Jiangsu Xukuang Energy Co. Ltd., Cl. A	2,200	1,504
Jiangsu Yanghe Distillery Co., Ltd., Cl. A	1,000	7,961
Jiangsu Yangnong Chemical Co. Ltd., Cl. A	200	2,314
Jiangsu Yoke Technology Co. Ltd., Cl. A	300	4,157
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Cl. A	1,000	5,742

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Jiangsu Zhongtian Technology Co. Ltd., Cl. A	2,000	6,430
Jiangxi Copper Co. Ltd., Cl. A	800	7,302
Jiangxi Copper Co. Ltd., Cl. H	7,000	42,539
Jiangxi Zhengbang Technology Co. Ltd., Cl. A(a)	5,600	2,660
Jinduicheng Molybdenum Co. Ltd., Cl. A	1,600	4,725
Jinko Solar Co. Ltd., Cl. A(a)	6,435	5,862
JL Mag Rare-Earth Co. Ltd., Cl. H	1,400	3,951
Joincare Pharmaceutical Group Industry Co. Ltd., Cl. A	1,600	2,687
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Cl. A	1,000	2,569
Juneyao Airlines Co. Ltd., Cl. A	1,300	2,814
Kanzhun Ltd., ADR	1,832	33,929
KE Holdings, Inc., Cl. A	11,600	74,638
Keda Industrial Group Co. Ltd., Cl. A	1,300	3,310
Kingdee International Software Group Co. Ltd.(a),(b)	17,000	28,189
Kingfa Sci & Tech Co. Ltd., Cl. A	1,200	3,304
Kingnet Network Co. Ltd., Cl. A	1,200	4,304
Kingsoft Cloud Holdings Ltd.(a)	14,000	12,817
Kingsoft Corp. Ltd.(b)	5,400	20,826
Kuaishou Technology(c)	17,300	177,548
Kuang-Chi Technologies Co. Ltd., Cl. A(a)	1,400	9,564
Kunlun Tech Co. Ltd., Cl. A(a)	1,000	8,031
Kweichow Moutai Co. Ltd., Cl. A	500	100,813
Lao Feng Xiang Co. Ltd., Cl. B	1,300	4,493
Laopu Gold Co. Ltd., Cl. H	200	19,924
LB Group Co. Ltd., Cl. A	1,900	6,059
Lenovo Group Ltd.(b)	30,000	34,111
Lens Technology Co. Ltd., Cl. A	2,600	13,601
Lens Technology Co. Ltd., Cl. H	1,200	4,508
Lepu Medical Technology Beijing Co. Ltd., Cl. A	600	1,544
Levima Advanced Materials Corp., Cl. A	1,000	3,073
Li Auto, Inc., Cl. A(a),(b)	7,000	59,112
Li Ning Co. Ltd.	14,500	37,950
Liaoning Port Co. Ltd., Cl. A	8,100	1,958
Lingyi iTech Guangdong Co., Cl. A	3,400	7,164
Livzon Pharmaceutical Group, Inc., Cl. H	1,700	6,400
Longfor Group Holdings Ltd.(c)	18,500	24,399
LONGi Green Energy Technology Co. Ltd., Cl. A(a)	2,336	6,011
Loongson Technology Corp. Ltd., Cl. A(a)	82	1,974
Lufax Holding Ltd., ADR(a)	486	1,293
Luxshare Precision Industry Co. Ltd., Cl. A	2,700	20,085
Luzhou Laojiao Co. Ltd., Cl. A	600	10,440
Maanshan Iron & Steel Co. Ltd., Cl. H(a)	12,000	4,164
Mango Excellent Media Co. Ltd., Cl. A	900	3,299
Mao Geping Cosmetics Co. Ltd., Cl. H	400	4,430
Meihua Holdings Group Co. Ltd., Cl. A	2,400	3,803
Meinian Onehealth Healthcare Holdings Co. Ltd., Cl. A	3,800	3,823
Meitu, Inc.(c)	19,500	19,276
Meituan, Cl. B(a),(c)	32,670	406,613
Metallurgical Corp. of China Ltd., Cl. A	6,100	2,748
Metallurgical Corp. of China Ltd., Cl. H	17,000	4,027
Midea Group Co. Ltd., Cl. A	2,700	30,149

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Midea Group Co. Ltd., Cl. H	3,800	41,675
Ming Yang Smart Energy Group Ltd., Cl. A	2,500	8,347
MINISO Group Holding Ltd.	2,800	13,194
Mixue Group, Cl. H(a)	200	10,182
Montage Technology Co. Ltd., Cl. A	505	13,216
Muyuan Foods Co. Ltd., Cl. A	1,920	12,711
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Cl. A	1,100	1,499
Nanjing Securities Co. Ltd., Cl. A	2,100	2,403
NARI Technology Co. Ltd., Cl. A	2,944	10,677
National Silicon Industry Group Co. Ltd., Cl. A(a)	1,129	3,641
NAURA Technology Group Co. Ltd., Cl. A	210	14,363
NavInfo Co. Ltd., Cl. A(a)	2,400	3,651
NetEase, Inc.	10,600	278,244
New China Life Insurance Co. Ltd., Cl. A	300	3,592
New China Life Insurance Co. Ltd., Cl. H	5,600	45,569
New Hope Liuhe Co. Ltd., Cl. A	5,700	7,416
New Oriental Education & Technology Group, Inc.	8,700	54,118
Nexchip Semiconductor Corp., Cl. A	550	2,895
Ninestar Corp., Cl. A(a)	100	305
Ningbo Deye Technology Co. Ltd., Cl. A	442	5,341
Ningbo Shanshan Co. Ltd., Cl. A(a)	2,300	4,260
Ningbo Tuopu Group Co. Ltd., Cl. A	840	8,726
Ningbo Zhoushan Port Co. Ltd., Cl. A	1,500	844
Ningxia Baofeng Energy Group Co. Ltd., Cl. A	3,800	12,994
NIO, Inc., Cl. A(a),(b)	10,700	52,913
Nongfu Spring Co. Ltd., Cl. H(c)	11,000	67,524
North Industries Group Red Arrow Co. Ltd., Cl. A(a)	1,100	2,986
OFILM Group Co. Ltd., Cl. A(a)	1,200	1,686
OmniVision Integrated Circuits Group, Inc.	540	9,419
Onewo, Inc., Cl. H	500	1,254
Orient Securities Co. Ltd., Cl. A	1,492	2,197
Orient Securities Co. Ltd., Cl. H(c)	6,400	5,564
Oriental Pearl Group Co. Ltd., Cl. A	4,000	6,540
Ovctek China, Inc., Cl. A	400	910
Pangang Group Vanadium Titanium & Resources Co. Ltd., Cl. A(a)	4,100	2,260
People.cn Co. Ltd., Cl. A	900	3,166
Perfect World Co. Ltd., Cl. A	1,600	4,338
PetroChina Co. Ltd., Cl. A	7,000	11,102
PetroChina Co. Ltd., Cl. H	132,000	156,851
Phancy Group Co. Ltd., Cl. H(a)	1,700	10,906
Pharmaron Beijing Co. Ltd., Cl. H(c)	1,800	4,766
PICC Property & Casualty Co. Ltd., Cl. H	42,000	87,069
Ping An Bank Co. Ltd., Cl. A	5,900	9,196
Ping An Healthcare and Technology Co. Ltd.(a),(c)	5,400	9,978
Ping An Insurance Group Co. of China Ltd., Cl. A	5,200	49,953
Ping An Insurance Group Co. of China Ltd., Cl. H	37,500	349,085
Piotech, Inc., Cl. A	62	3,147
Poly Developments and Holdings Group Co. Ltd., Cl. A	5,600	5,488
Poly Property Development Co. Ltd., Cl. H	1,000	4,343
Pony AI, Inc., ADR(a),(b)	962	13,353
Pop Mart International Group Ltd.(b),(c)	3,800	108,798

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Postal Savings Bank of China Co. Ltd., Cl. A	8,000	5,826
Postal Savings Bank of China Co. Ltd., Cl. H(c)	64,000	41,794
Power Construction Corp. of China Ltd., Cl. A	4,400	3,584
Qfin Holdings, Inc., ADR	499	7,759
Qilu Bank Co. Ltd., Cl. A	5,600	4,691
Qingdao Sentury Tire Co. Ltd., Cl. A	1,800	5,300
Qinghai Salt Lake Industry Co. Ltd., Cl. A(a)	3,000	14,153
Quzhou Xin’an Development Co. Ltd., Cl. A(a)	7,600	4,047
Range Intelligent Computing Technology Group Co. Ltd., Cl. A	700	8,244
Raytron Technology Co. Ltd., Cl. A	213	3,461
Remegen Co., Ltd., Cl. H(a),(c)	1,000	10,781
REPT BATTERO Energy Co. Ltd., Cl. H(a)	3,400	5,024
Rockchip Electronics Co. Ltd., Cl. A	100	2,753
Rongsheng Petrochemical Co. Ltd., Cl. A	3,100	6,581
SAIC Motor Corp. Ltd., Cl. A	3,000	6,105
Sailun Group Co. Ltd., Cl. A	1,700	3,878
Sanan Optoelectronics Co. Ltd., Cl. A	3,100	7,210
Sangfor Technologies, Inc., Cl. A	200	4,625
Sany Heavy Equipment International Holdings Co. Ltd.	9,000	13,864
Sany Heavy Industry Co. Ltd., Cl. A	2,100	6,625
Satellite Chemical Co. Ltd., Cl. A	2,142	7,509
SDIC Capital Co. Ltd., Cl. A	3,700	4,095
SDIC Power Holdings Co. Ltd., Cl. A	2,500	4,587
Sealand Securities Co. Ltd., Cl. A	3,100	1,901
Seazen Holdings Co. Ltd., Cl. A(a)	1,200	3,053
SenseTime Group, Inc., Cl. B(a),(c)	170,000	53,766
Seres Group Co. Ltd., Cl. A	700	10,486
SF Holding Co. Ltd., Cl. A	2,100	11,333
SF Holding Co. Ltd., Cl. H	2,000	9,122
SG Micro Corp., Cl. A	350	3,835
Shaanxi Coal Industry Co. Ltd., Cl. A	2,900	9,299
Shaanxi Energy Investment Co. Ltd., Cl. A	2,600	3,753
Shan Xi Hua Yang Group New Energy Co. Ltd., Cl. A	500	681
Shandong Gold Mining Co. Ltd., Cl. A	1,700	13,346
Shandong Gold Mining Co. Ltd., Cl. H(c)	4,900	27,770
Shandong Hualu Hengsheng Chemical Co. Ltd., Cl. A	1,300	7,018
Shandong Linglong Tyre Co. Ltd., Cl. A	400	868
Shandong Nanshan Aluminum Co. Ltd., Cl. A	9,200	9,718
Shandong Pharmaceutical Glass Co. Ltd., Cl. A	1,700	5,003
Shandong Sinocera Functional Material Co. Ltd., Cl. A	1,100	4,730
Shandong Sun Paper Industry JSC Ltd., Cl. A	1,100	2,663
Shandong Weifang Rainbow Chemical Co. Ltd., Cl. A	100	1,195
Shandong Weigao Group Medical Polymer Co. Ltd., Cl. H	16,800	10,756
Shanghai Aiko Solar Energy Co. Ltd., Cl. A(a)	1,400	2,740
Shanghai Bairun Investment Holding Group Co. Ltd., Cl. A	600	1,762
Shanghai Baosight Software Co. Ltd., Cl. A	33	109
Shanghai Baosight Software Co. Ltd., Cl. B	3,804	4,086
Shanghai BOCHU Electronic Technology Corp. Ltd., Cl. A	83	1,808
Shanghai Chicmax Cosmetic Co. Ltd., Cl. H	500	4,328
Shanghai Electric Group Co. Ltd., Cl. A(a)	6,100	7,646
Shanghai Electric Group Co. Ltd., Cl. H(a)	12,000	6,454

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Shanghai Electric Power Co. Ltd., Cl. A	1,000	3,061
Shanghai Fosun Pharmaceutical Group Co. Ltd., Cl. A	500	1,919
Shanghai Fosun Pharmaceutical Group Co. Ltd., Cl. H	3,000	7,844
Shanghai Fudan Microelectronics Group Co. Ltd., Cl. A	72	830
Shanghai Fudan Microelectronics Group Co. Ltd., Cl. H	2,000	13,317
Shanghai International Airport Co. Ltd., Cl. A	1,500	6,649
Shanghai International Port Group Co. Ltd., Cl. A	4,400	3,160
Shanghai Jinjiang International Hotels Co. Ltd., Cl. A	1,700	6,662
Shanghai Junshi Biosciences Co. Ltd., Cl. H(a),(c)	1,200	3,285
Shanghai Lingang Holdings Corp. Ltd., Cl. A	100	169
Shanghai MicroPort MedBot Group Co. Ltd., Cl. H(a)	2,000	7,227
Shanghai Pudong Development Bank Co. Ltd., Cl. A	10,800	15,605
Shanghai Putailai New Energy Technology Group Co. Ltd., Cl. A	1,130	4,506
Shanghai RAAS Blood Products Co. Ltd., Cl. A	5,200	4,715
Shanghai Rural Commercial Bank Co. Ltd., Cl. A	3,500	4,327
Shanghai United Imaging Healthcare Co. Ltd., Cl. A	302	5,620
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Cl. A	2,400	1,931
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Cl. A	300	1,795
Shanghai Zhonggu Logistics Co. Ltd., Cl. A	1,500	2,208
Shanjin International Gold Co. Ltd., Cl. A	1,100	5,515
Shannon Semiconductor Technology Co. Ltd., Cl. A	100	2,426
Shanxi Lu’an Environmental Energy Development Co. Ltd., Cl. A	200	392
Shanxi Meijin Energy Co. Ltd., Cl. A(a)	2,700	1,966
Shanxi Securities Co. Ltd., Cl. A	4,700	4,092
Shanxi Taigang Stainless Steel Co. Ltd., Cl. A(a)	6,000	4,516
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Cl. A	560	13,782
Shanxi Xishan Coal & Electricity Power Co. Ltd., Cl. A	3,200	3,366
Sharetronic Data Technology Co. Ltd., Cl. A	100	3,281
Shenergy Co. Ltd., Cl. A	2,300	2,757
Shengyi Electronics Co. Ltd., Cl. A	200	2,536
Shengyi Technology Co. Ltd., Cl. A	1,000	9,923
Shennan Circuits Co. Ltd., Cl. A	240	8,068
Shenwan Hongyuan Group Co. Ltd., Cl. A	22,200	16,198
Shenzhen Dobot Corp. Ltd., Cl. H(a)	1,000	4,661
Shenzhen Energy Group Co. Ltd., Cl. A	4,400	4,306
Shenzhen Envicool Technology Co. Ltd., Cl. A	400	6,159
Shenzhen Expressway Corp. Ltd., Cl. H	6,000	5,762
Shenzhen Goodix Technology Co. Ltd., Cl. A	400	4,651
Shenzhen Han’s CNC Technology Co. Ltd., Cl. A	200	4,616
Shenzhen Inovance Technology Co. Ltd., Cl. A	1,000	10,740
Shenzhen Kaifa Technology Co. Ltd., Cl. A	1,100	5,143
Shenzhen Kangtai Biological Products Co. Ltd., Cl. A	1,000	2,249
Shenzhen Kinwong Electronic Co. Ltd., Cl. A	300	2,768
Shenzhen Longsys Electronics Co. Ltd., Cl. A(a)	100	4,836
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	400	10,895
Shenzhen New Industries Biomedical Engineering Co. Ltd., Cl. A	400	3,102
Shenzhen Overseas Chinese Town Co. Ltd., Cl. A(a)	3,900	1,538
Shenzhen Salubris Pharmaceuticals Co. Ltd., Cl. A	600	4,051
Shenzhen SED Industry Co. Ltd., Cl. A	700	2,096
Shenzhen Transsion Holdings Co. Ltd., Cl. A	275	2,301
Shenzhen Yan Tian Port Holding Co. Ltd., Cl. A	11,700	7,712

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Shenzhou International Group Holdings Ltd.	4,900	39,089
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Cl. A	2,200	5,563
Sichuan Biokin Pharmaceutical Co. Ltd., Cl. A(a)	65	2,598
Sichuan Changhong Electric Co. Ltd., Cl. A	2,700	3,792
Sichuan Chuantou Energy Co. Ltd., Cl. A	2,900	5,810
Sichuan Hebang Biotechnology Co. Ltd., Cl. A(a)	9,400	3,423
Sichuan Kelun Pharmaceutical Co. Ltd., Cl. A	500	2,227
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Cl. H(a)	300	15,957
Sichuan Road and Bridge Group Co. Ltd., Cl. A	160	224
Sichuan Swellfun Co. Ltd., Cl. A	200	1,200
Silergy Corp.	2,000	17,826
Sinolink Securities Co. Ltd., Cl. A	3,000	4,024
Sinoma International Engineering Co., Cl. A	1,600	2,630
Sinoma Science & Technology Co. Ltd., Cl. A	800	4,937
Sinomach Heavy Equipment Group Co. Ltd., Cl. A(a)	4,000	2,947
Sinopec Engineering Group Co. Ltd., Cl. H	8,000	7,621
Sinopec Shanghai Petrochemical Co. Ltd., Cl. H	42,000	8,551
Sinopharm Group Co. Ltd., Cl. H	8,800	23,528
Sinotrans Ltd., Cl. H	10,000	6,633
Sinotruk Hong Kong Ltd.	4,500	20,697
Skshu Paint Co. Ltd., Cl. A	420	3,437
Smoore International Holdings Ltd.(c)	8,000	11,596
Songcheng Performance Development Co. Ltd., Cl. A	1,900	2,332
SooChow Securities Co. Ltd., Cl. A	1,900	2,617
Southwest Securities Co. Ltd., Cl. A	11,700	7,712
Spring Airlines Co. Ltd., Cl. A	400	3,237
StarPower Semiconductor Ltd., Cl. A	440	7,005
State Grid Information & Communication Co. Ltd., Cl. A	300	838
Sungrow Power Supply Co. Ltd., Cl. A	800	17,385
Sunny Optical Technology Group Co. Ltd.	2,700	21,642
Sunresin New Materials Co. Ltd., Cl. A	600	5,799
Sunshine Insurance Group Co. Ltd., Cl. H	15,500	8,415
Sunwoda Electronic Co. Ltd., Cl. A	1,200	4,046
SUPCON Technology Co. Ltd., Cl. A	174	2,099
Suzhou Dongshan Precision Manufacturing Co. Ltd., Cl. A	700	7,793
Suzhou TFC Optical Communication Co. Ltd., Cl. A	372	13,300
TAL Education Group, ADR(a)	2,590	32,893
Talkweb Information System Co. Ltd., Cl. A(a)	900	4,103
TBEA Co. Ltd., Cl. A	620	2,427
TCL Technology Group Corp., Cl. A	9,400	6,561
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Cl. A(a)	2,150	2,912
Tencent Holdings Ltd.	35,900	2,785,690
Tencent Music Entertainment Group, Cl. A(b)	6,500	54,516
The Pacific Securities Co. Ltd., Cl. A(a)	7,600	4,594
The People’s Insurance Company Group of China Ltd., Cl. A	3,700	4,904
The People’s Insurance Company Group of China Ltd., Cl. H	56,000	48,760
Tianfeng Securities Co. Ltd., Cl. A(a)	5,100	3,031
Tianqi Lithium Corp., Cl. A(a)	400	3,140
Tianqi Lithium Corp., Cl. H(a)	1,400	8,859
Tianshan Aluminum Group Co. Ltd., Cl. A	3,000	8,138
TianShan Material Co. Ltd., Cl. A(a)	200	163

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Tingyi Cayman Islands Holding Corp.	10,000	15,186
Tongcheng Travel Holdings Ltd.	7,200	21,426
Tongkun Group Co. Ltd., Cl. A	1,600	5,036
Tongling Nonferrous Metals Group Co. Ltd., Cl. A	7,600	9,045
Tongwei Co. Ltd., Cl. A(a)	2,100	5,500
Topchoice Medical Corp., Cl. A	280	1,854
Topsports International Holdings Ltd.(c)	10,000	3,624
TransThera Sciences Nanjing, Inc., Cl. H(a)	500	5,292
TravelSky Technology Ltd., Cl. H	1,000	1,361
Trina Solar Co. Ltd., Cl. A(a)	845	2,280
Tsingtao Brewery Co. Ltd., Cl. H	4,000	25,343
UBTech Robotics Corp. Ltd., Cl. H(a)	1,250	22,392
Unigroup Guoxin Microelectronics Co. Ltd., Cl. A	79	956
Uni-President China Holdings Ltd.	8,000	8,082
Unisound AI Technology Co. Ltd., Cl. H(a)	80	3,657
Unisplendour Corp. Ltd., Cl. A	1,700	6,121
United Nova Technology Co. Ltd., Cl. A(a)	3,880	4,238
Venustech Group, Inc., Cl. A(a)	1,100	2,246
Verisilicon Microelectronics Shanghai Co. Ltd., Cl. A(a)	108	3,451
Victory Giant Technology Huizhou Co. Ltd., Cl. A	300	11,432
Vipshop Holdings Ltd., ADR	1,786	30,558
Wanda Film Holding Co. Ltd., Cl. A(a)	900	1,534
Wangfujing Group Co. Ltd., Cl. A	1,400	2,921
Wanguo Gold Group Ltd.	8,000	12,753
Wanhua Chemical Group Co. Ltd., Cl. A	1,300	16,458
Weibo Corp., ADR(b)	562	5,946
Weichai Power Co. Ltd., Cl. A	2,700	9,225
Weichai Power Co. Ltd., Cl. H	12,000	40,903
Weihai Guangwei Composites Co. Ltd., Cl. A	1,200	6,896
Weilong Delicious Global Holdings Ltd.	3,200	5,036
Wens Foodstuffs Group Co. Ltd., Cl. A	2,200	4,939
Western Mining Co. Ltd., Cl. A	1,400	7,173
Western Securities Co. Ltd., Cl. A	3,000	3,458
Wingtech Technology Co. Ltd., Cl. A(a)	600	3,402
Wintime Energy Co. Ltd., Cl. A(a)	17,500	4,256
Wolong Electric Group Co. Ltd., Cl. A	600	3,794
Wuhan Guide Infrared Co. Ltd., Cl. A(a)	2,800	6,685
Wuliangye Yibin Co. Ltd., Cl. A	800	12,089
WUS Printed Circuit Kunshan Co. Ltd., Cl. A	600	6,023
WuXi AppTec Co. Ltd., Cl. A	1,540	21,099
WuXi AppTec Co. Ltd., Cl. H(c)	2,400	34,173
Wuxi Biologics Cayman, Inc.(a),(c)	20,000	94,754
Wuxi Lead Intelligent Equipment Co. Ltd., Cl. A	700	5,814
WuXi XDC Cayman, Inc.(a)	2,000	16,083
XCMG Construction Machinery Co. Ltd., Cl. A	4,300	6,646
XD, Inc.(b)	1,600	17,609
Xiamen Tungsten Co. Ltd., Cl. A	600	4,883
Xiaomi Corp., Cl. B(a),(b),(c)	103,400	470,018
Xinjiang Daqo New Energy Co. Ltd., Cl. A(a)	556	1,940
Xinyi Solar Holdings Ltd.(b)	24,591	10,643
XPeng, Inc., Cl. A(a),(b)	8,600	78,901

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
XtalPi Holdings Ltd.(a)	15,000	23,202
Yadea Group Holdings Ltd.(c)	6,000	8,482
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Cl. H(c)	2,000	21,435
Yankuang Energy Group Co. Ltd., Cl. A	2,160	4,551
Yankuang Energy Group Co. Ltd., Cl. H	20,400	29,804
Yantai Jereh Oilfield Services Group Co. Ltd., Cl. A	1,100	13,971
Yifeng Pharmacy Chain Co. Ltd., Cl. A	20	69
Yihai Kerry Arawana Holdings Co. Ltd., Cl. A	1,400	6,065
Yongan Futures Co. Ltd., Cl. A	700	1,598
Yonghui Superstores Co. Ltd., Cl. A(a)	5,500	3,483
YongXing Special Materials Technology Co. Ltd., Cl. A	330	2,382
Yonyou Network Technology Co. Ltd., Cl. A(a)	2,700	5,899
Youngor Group Co. Ltd., Cl. A	2,400	2,539
YTO Express Group Co. Ltd., Cl. A	900	2,186
YUNDA Holding Group Co. Ltd., Cl. A	2,700	2,666
Yunnan Aluminium Co. Ltd., Cl. A	600	2,905
Yunnan Baiyao Group Co. Ltd., Cl. A	580	4,642
Yunnan Chihong Zinc & Germanium Co. Ltd., Cl. A	4,200	5,936
Yunnan Tin Co. Ltd., Cl. A	1,000	5,731
Yunnan Yuntianhua Co. Ltd., Cl. A	600	3,298
Zai Lab Ltd.(a)	5,900	9,919
Zangge Mining Co. Ltd., Cl. A	200	2,484
ZCZL Industrial Technology Group Co. Ltd., Cl. H	2,400	6,779
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Cl. A	200	4,617
Zhaojin Mining Industry Co. Ltd., Cl. H	10,000	46,353
Zhejiang China Commodities City Group Co. Ltd., Cl. A	1,700	3,937
Zhejiang Chint Electrics Co. Ltd., Cl. A	700	2,945
Zhejiang Dahua Technology Co. Ltd., Cl. A	800	2,183
Zhejiang Expressway Co. Ltd., Cl. H	14,000	13,212
Zhejiang Huahai Pharmaceutical Co. Ltd., Cl. A	900	2,036
Zhejiang Huayou Cobalt Co. Ltd., Cl. A	1,050	10,880
Zhejiang Juhua Co. Ltd., Cl. A	1,500	8,492
Zhejiang Leapmotor Technology Co. Ltd., Cl. H(a),(c)	3,500	19,011
Zhejiang Longsheng Group Co. Ltd., Cl. A	1,800	3,943
Zhejiang NHU Co. Ltd., Cl. A	1,080	4,330
Zhejiang Provincial New Energy Investment Group Co. Ltd., Cl. A	3,100	3,516
Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl. A	1,200	8,797
Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl. H	2,800	12,620
Zhejiang Sanmei Chemical Industry Co. Ltd., Cl. A	100	995
Zhejiang Wanfeng Auto Wheel Co. Ltd., Cl. A	1,000	2,215
Zhejiang Weiming Environment Protection Co. Ltd., Cl. A	200	793
Zhejiang Weixing New Building Materials Co. Ltd., Cl. A	600	1,075
Zhejiang Zheneng Electric Power Co. Ltd., Cl. A	3,700	2,636
Zheshang Securities Co. Ltd., Cl. A	2,200	3,388
ZhongAn Online P&C Insurance Co. Ltd., Cl. H(a),(c)	5,100	10,866
Zhongji Innolight Co. Ltd., Cl. A	440	41,097
Zhongjin Gold Corp. Ltd., Cl. A	2,900	15,400
Zhongsheng Group Holdings Ltd.	4,000	5,967
Zhongtai Securities Co. Ltd., Cl. A	4,800	4,414
Zhuhai Huafa Properties Co. Ltd., Cl. A	1,000	613
Zhuzhou CRRC Times Electric Co. Ltd., Cl. A	939	7,722

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
China — 21.6% (continued)
Zhuzhou CRRC Times Electric Co. Ltd., Cl. H	1,900	10,383
Zijin Mining Group Co. Ltd., Cl. A	7,800	45,059
Zijin Mining Group Co. Ltd., Cl. H	32,000	171,684
ZJLD Group, Inc.(c)	2,000	2,305
Zoomlion Heavy Industry Science and Technology Co. Ltd., Cl. A	3,800	4,796
Zoomlion Heavy Industry Science and Technology Co. Ltd., Cl. H(b)	8,200	9,208
ZTE Corp., Cl. A	1,100	6,093
ZTE Corp., Cl. H	5,400	19,596
ZTO Express Cayman, Inc.	2,550	56,683
		15,149,162
Colombia — .1%
Ecopetrol SA	31,126	19,636
Grupo Argos SA	2,067	10,680
Grupo Cibest SA	1,057	23,908
Grupo de Inversiones Suramericana SA	644	11,211
Grupo Energia Bogota SA ESP	19,987	17,865
Interconexion Electrica SA ESP	2,403	20,628
		103,928
Cyprus — .0%
Bank of Cyprus Holdings PLC	1,865	20,723
Czechia — .1%
CEZ AS	911	52,596
Komercni Banka AS	465	28,302
		80,898
Egypt — .1%
Commercial International Bank	17,100	48,826
Talaat Moustafa Group	5,164	9,517
		58,343
Greece — .6%
Alpha Bank SA	11,724	56,487
Athens International Airport SA	338	4,556
Eurobank SA	16,435	80,848
Hellenic Telecommunications Organization SA	1,161	21,781
JUMBO SA	667	19,869
Motor Oil Hellas Corinth Refineries SA	366	14,787
National Bank of Greece SA	5,154	91,451
OPAP SA	488	9,869
Piraeus Bank SA	5,878	59,509
Public Power Corp. SA	1,315	31,225
		390,382
Hong Kong — 3.8%
Alibaba Group Holding Ltd.	96,880	2,098,941
Beijing Enterprises Holdings Ltd.	3,500	15,865
Beijing Enterprises Water Group Ltd.	16,000	5,511
BOC Hong Kong Holdings Ltd.	20,000	105,612
Brilliance China Automotive Holdings Ltd.	22,000	11,381
C&D International Investment Group Ltd.	3,712	7,638
China Everbright Environment Group Ltd.	21,000	13,525
China Medical System Holdings Ltd.(b)	9,000	16,168
China Merchants Port Holdings Co. Ltd.	10,000	20,142
China Overseas Land & Investment Ltd.	8,000	14,382

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Hong Kong — 3.8% (continued)
China Overseas Property Holdings Ltd.	15,000	8,355
China Power International Development Ltd.(b)	29,000	12,105
China Resources Beer Holdings Co. Ltd.	10,500	35,252
China Resources Gas Group Ltd.	5,900	16,243
China Resources Land Ltd.	20,000	78,569
China Resources Power Holdings Co. Ltd.(b)	14,000	31,909
China Ruyi Holdings Ltd.(a)	84,000	23,233
China State Construction International Holdings Ltd.	10,000	12,011
China Taiping Insurance Holdings Co. Ltd.	9,000	29,525
Cowell e Holdings, Inc.(a)	1,000	3,877
Far East Horizon Ltd.	12,000	12,000
Guangdong Investment Ltd.	18,000	17,010
Guming Holdings Ltd.	2,400	8,838
Guotai Junan International Holdings Ltd.(b)	7,000	2,393
Kunlun Energy Co. Ltd.	12,000	12,292
NetEase Cloud Music, Inc.(a),(b),(c)	550	12,712
Orient Overseas International Ltd.	1,000	16,377
Shandong Hi-Speed Holdings Group Ltd.(a)	9,000	1,821
Want Want China Holdings Ltd.	28,000	16,923
Yuexiu Property Co. Ltd.(b)	11,000	6,423
		2,667,033
Hungary — .3%
MOL Hungarian Oil & Gas PLC	2,234	27,430
OTP Bank Nyrt	1,370	173,522
Richter Gedeon Nyrt	868	29,207
		230,159
India — 13.5%
360 ONE WAM Ltd.	1,512	18,644
ABB India Ltd.	309	18,739
ACC Ltd.	440	7,830
Adani Energy Solutions Ltd.(a)	2,089	20,321
Adani Enterprises Ltd.	1,392	30,574
Adani Green Energy Ltd.(a)	1,860	17,234
Adani Ports & Special Economic Zone Ltd.	3,502	54,052
Adani Power Ltd.(a)	26,547	39,070
Adani Total Gas Ltd.	1,069	6,124
Aditya Birla Capital Ltd.(a)	3,245	11,987
Alkem Laboratories Ltd.	194	11,974
Ambuja Cements Ltd.	4,122	22,860
APL Apollo Tubes Ltd.	878	19,526
Apollo Hospitals Enterprise Ltd.	600	45,401
Ashok Leyland Ltd.	19,152	40,951
Asian Paints Ltd.	1,804	47,622
Astral Ltd.	840	13,484
AU Small Finance Bank Ltd.(c)	2,953	31,536
Aurobindo Pharma Ltd.	1,622	21,295
Authum Investment & Infrastucture Ltd.	600	3,295
Avenue Supermarts Ltd.(a),(c)	863	34,614
AWL Agri Business Ltd.(a)	1,971	4,585
Axis Bank Ltd.	13,771	205,156
Bajaj Auto Ltd.	410	42,777

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
India — 13.5% (continued)
Bajaj Finance Ltd.	15,552	157,206
Bajaj Finserv Ltd.	2,328	49,416
Bajaj Holdings & Investment Ltd.	179	21,016
Balkrishna Industries Ltd.	145	3,635
Bandhan Bank Ltd.(c)	3,789	6,370
Bank of Baroda	6,147	20,007
Bank of India	4,646	8,288
Bank of Maharashtra	5,229	3,710
Berger Paints India Ltd.	1,296	6,522
Bharat Dynamics Ltd.	573	9,582
Bharat Electronics Ltd.	20,911	102,069
Bharat Forge Ltd.	1,622	25,416
Bharat Heavy Electricals Ltd.	8,166	23,321
Bharat Petroleum Corp. Ltd.	11,998	47,542
Bharti Airtel Ltd.	14,644	313,408
Bharti Hexacom Ltd.	464	7,792
Biocon Ltd.	2,562	10,216
Bosch Ltd.	53	21,047
Britannia Industries Ltd.	672	42,813
BSE Ltd.	1,235	37,552
Canara Bank	11,157	17,880
CG Power and Industrial Solutions Ltd.	4,004	25,422
Cholamandalam Investment and Finance Co. Ltd.	2,522	44,733
Cipla Ltd.	3,225	46,418
Coal India Ltd.	9,261	44,373
Cochin Shipyard Ltd.(c)	448	8,084
Coforge Ltd.	1,884	33,872
Colgate-Palmolive India Ltd.	866	19,904
Container Corp. of India Ltd.	1,266	6,912
Coromandel International Ltd.	570	14,144
Cummins India Ltd.	851	38,046
Dabur India Ltd.	2,482	13,669
Dalmia Bharat Ltd.	441	9,902
Deepak Nitrite Ltd.	441	7,874
Delhivery Ltd.(a)	2,422	11,136
Divi’s Laboratories Ltd.	691	45,454
Dixon Technologies India Ltd.	200	22,712
DLF Ltd.	3,616	24,991
Dr. Reddy’s Laboratories Ltd.	3,282	43,460
Eicher Motors Ltd.	820	63,492
Embassy Office Parks REIT	4,429	20,909
Eternal Ltd.(a)	28,674	85,286
Exide Industries Ltd.	2,303	8,052
Federal Bank Ltd.	12,046	37,682
Fertilisers & Chemicals Travancore Ltd.	447	3,969
Fortis Healthcare Ltd.	2,997	27,742
FSN E-Commerce Ventures Ltd.(a)	6,904	17,825
GAIL India Ltd.	13,648	24,820
GE Vernova T&D India Ltd.	743	26,092
General Insurance Corp. of India(c)	464	1,907
Gland Pharma Ltd.(c)	397	7,970

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
India — 13.5% (continued)
GlaxoSmithKline Pharmaceuticals Ltd.	276	7,206
Glenmark Pharmaceuticals Ltd.	783	17,159
GMR Infrastructure Ltd.(a)	14,759	15,064
Godfrey Phillips India Ltd.	247	5,466
Godrej Consumer Products Ltd.	2,412	30,262
Godrej Properties Ltd.(a)	1,018	17,450
Grasim Industries Ltd.	1,918	58,778
Gujarat Fluorochemicals Ltd.	232	7,701
Gujarat Gas Ltd.	207	957
Havells India Ltd.	1,373	19,180
HCL Technologies Ltd.	5,556	102,413
HDB Financial Services Ltd.	1,202	9,244
HDFC Asset Management Co. Ltd.(c)	1,064	29,099
HDFC Bank Ltd.	67,482	681,697
HDFC Life Insurance Co. Ltd.(c)	5,738	45,598
Hero Motocorp Ltd.	767	46,143
Hexaware Technologies Ltd.	629	4,770
Hindalco Industries Ltd.	7,928	82,962
Hindustan Aeronautics Ltd.	1,056	53,030
Hindustan Petroleum Corp. Ltd.	5,799	26,919
Hindustan Unilever Ltd.	4,439	114,513
Hindustan Unilever, Ltd.	4,439	1,843
Hindustan Zinc Ltd.	1,229	8,397
Hitachi Energy India Ltd.	73	14,969
Honeywell Automation India Ltd.	11	3,991
Housing & Urban Development Corp. Ltd.	2,390	4,979
Hyundai Motor India Ltd.	921	21,989
ICICI Bank Ltd.	31,187	459,393
ICICI Lombard General Insurance Co. Ltd.(c)	1,562	30,804
ICICI Prudential Life Insurance Co. Ltd.(c)	2,380	16,477
IDFC First Bank Ltd.	33,900	30,802
Indian Bank	1,394	13,816
Indian Oil Corp. Ltd.	18,953	33,634
Indian Railway Catering & Tourism Corp. Ltd.	1,254	8,494
Indian Railway Finance Corp. Ltd.(c)	11,340	14,806
Indian Renewable Energy Development Agency Ltd.(a)	3,107	4,461
Indraprastha Gas Ltd.	4,592	8,880
Indus Towers Ltd.(a)	7,631	36,858
IndusInd Bank Ltd.(a)	3,145	30,637
Info Edge India Ltd.	2,353	31,959
Infosys Ltd.	18,997	338,895
InterGlobe Aviation Ltd.(c)	1,281	64,010
ITC Ltd.	18,633	65,255
Jindal Stainless Ltd.	1,876	16,775
Jindal Steel Ltd.	2,564	31,553
Jio Financial Services Ltd.	17,736	49,070
JK Cement Ltd.	57	3,423
JSW Energy Ltd.	2,397	11,981
JSW Infrastructure Ltd.	1,272	3,575
JSW Steel Ltd.	4,950	65,349
Jubilant Foodworks Ltd.	1,979	10,693

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
India — 13.5% (continued)
Kalyan Jewellers India Ltd.	2,151	8,457
Kaynes Technology India Ltd.(a)	192	7,254
Knowledge Realty Trust	4,513	6,025
Kotak Mahindra Bank Ltd.	32,500	144,150
KPIT Technologies Ltd.	533	6,037
L&T Finance Ltd.	4,627	14,403
L&T Technology Services Ltd.(c)	94	3,804
Larsen & Toubro Ltd.	3,982	170,223
Life Insurance Corp. of India	1,269	11,374
Linde India Ltd.	124	8,097
Lloyds Metals & Energy Ltd.	583	6,996
Lodha Developers Ltd.(c)	1,483	15,662
LTIMindtree Ltd.(c)	419	27,214
Lupin Ltd.	1,493	34,941
Mahindra & Mahindra Financial Services Ltd.	2,717	11,092
Mahindra & Mahindra Ltd.	5,267	196,497
MakeMyTrip Ltd.(a)	534	33,311
Mankind Pharma Ltd.	699	16,140
Marico Ltd.	2,889	22,920
Maruti Suzuki India Ltd.	689	109,349
Max Financial Services Ltd.(a)	1,410	24,734
Max Healthcare Institute Ltd.	4,396	45,725
Mazagon Dock Shipbuilders Ltd.	333	9,314
Motilal Oswal Financial Services Ltd.	938	7,684
Mphasis Ltd.	546	16,376
MRF Ltd.	13	18,678
Muthoot Finance Ltd.	607	25,270
Nestle India Ltd.	3,325	48,161
NHPC Ltd.	16,014	13,614
Nippon Life India Asset Management Ltd.(c)	915	8,734
NMDC Ltd.	21,691	19,150
NTPC Green Energy Ltd.(a)	1,147	1,074
NTPC Ltd.	25,460	98,532
Oberoi Realty Ltd.	747	12,107
Oil & Natural Gas Corp. Ltd.	17,443	51,001
Oil India Ltd.	3,250	18,020
One 97 Communications Ltd.(a)	2,399	29,666
Oracle Financial Services Software Ltd.	145	12,232
Page Industries Ltd.	29	10,402
Patanjali Foods Ltd.	1,685	9,166
PB Fintech Ltd.(a)	2,074	37,303
Persistent Systems Ltd.	633	41,529
Petronet LNG Ltd.	3,971	12,508
PI Industries Ltd.	201	6,982
Pidilite Industries Ltd.	1,472	22,901
Polycab India Ltd.	278	21,196
Power Finance Corp. Ltd.	9,119	37,606
Power Grid Corp. of India Ltd.	26,681	74,398
Premier Energies Ltd.(c)	222	1,737
Prestige Estates Projects Ltd.	952	15,125
Procter & Gamble Hygiene & Health Care Ltd.	58	7,419

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
India — 13.5% (continued)
Punjab National Bank	13,476	18,340
Rail Vikas Nigam Ltd.	3,013	11,248
REC Ltd.	7,885	31,210
Reliance Industries Ltd.	35,333	535,982
Samvardhana Motherson International Ltd.	25,256	30,998
SBI Cards & Payment Services Ltd.	1,554	12,730
SBI Life Insurance Co. Ltd.(c)	2,692	58,486
Schaeffler India Ltd.	239	9,411
Shree Cement Ltd.	60	17,601
Shriram Finance Ltd.	8,555	94,862
Siemens Energy India Ltd.	524	14,168
Siemens Ltd.	545	18,374
SJVN Ltd.	923	727
Solar Industries India Ltd.	142	20,809
Sona Blw Precision Forgings Ltd.(c)	2,971	16,012
SRF Ltd.	927	28,381
State Bank of India	11,191	131,044
Steel Authority of India Ltd.	9,551	15,692
Sun Pharmaceutical Industries Ltd.	5,904	102,391
Sundaram Finance Ltd.	358	20,541
Supreme Industries Ltd.	371	14,170
Suzlon Energy Ltd.(a)	67,212	34,831
Swiggy Ltd.(a)	2,694	9,071
Tata Communications Ltd.	719	12,275
Tata Consultancy Services Ltd.	5,160	175,234
Tata Elxsi Ltd.	235	13,600
Tata Global Beverages Ltd.	3,773	46,509
Tata Investment Corp. Ltd.	780	5,282
Tata Motors Ltd.(a)	12,461	62,110
Tata Motors Passenger Vehicles Limited	9,062	34,485
Tata Steel Ltd.	43,571	91,478
Tata Technologies Ltd.	1,845	12,956
Tech Mahindra Ltd.	3,174	60,145
The Indian Hotels Co. Ltd.	5,362	39,297
The Phoenix Mills Ltd.	1,082	19,652
The Tata Power Company Ltd.	9,511	37,873
Thermax Ltd.	218	6,821
Titan Co. Ltd.	2,146	92,790
Torrent Pharmaceuticals Ltd.	550	23,682
Torrent Power Ltd.	1,049	15,824
Trent Ltd.	1,074	44,198
Tube Investments of India Ltd.	635	16,119
TVS Motor Co. Ltd.	1,393	55,688
UltraTech Cement Ltd.	688	94,942
Union Bank of India Ltd.	9,254	18,185
United Breweries Ltd.	346	5,524
United Spirits Ltd.	1,955	28,959
UNO Minda Ltd.	905	11,632
UPL Ltd.	3,243	24,818
Varun Beverages Ltd.	8,341	42,731
Vedanta Ltd.	8,210	60,829

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
India — 13.5% (continued)
Vishal Mega Mart Ltd.(a)	11,870	16,252
Vodafone Idea Ltd.(a)	159,354	19,350
Voltas Ltd.	1,477	21,321
Wipro Ltd.	15,663	40,338
Yes Bank Ltd.(a)	91,957	21,403
Zydus Lifesciences Ltd.	1,565	15,062
		9,451,423
Indonesia — 1.1%
Adaro Andalan Indonesia PT	7,800	3,532
Adaro Energy Tbk PT	57,500	7,571
Adaro Minerals Indonesia Tbk PT	45,300	5,357
Amman Mineral Internasional PT(a)	74,800	33,868
Aneka Tambang Tbk	61,700	15,476
Astra International Tbk PT	113,700	43,014
Bank Central Asia Tbk PT	318,500	140,417
Bank Mandiri Persero Tbk PT	228,400	65,588
Bank Negara Indonesia Persero Tbk PT	98,300	26,295
Bank Rakyat Indonesia Persero Tbk PT	433,700	98,445
Barito Pacific Tbk PT(a)	169,644	21,831
Barito Renewables Energy Tbk PT(a)	33,100	16,811
Bumi Resources Minerals Tbk PT(a)	449,900	28,948
Chandra Asri Pacific Tbk PT	33,300	12,796
Charoen Pokphand Indonesia Tbk PT	41,200	10,874
Dian Swastatika Sentosa Tbk PT(a)	9,700	57,212
Elang Mahkota Teknologi Tbk PT	98,700	5,733
GoTo Gojek Tokopedia Tbk PT(a)	5,218,300	19,897
Impack Pratama Industri Tbk PT(a)	53,400	7,572
Indofood CBP Sukses Makmur Tbk PT	1,800	853
Indofood Sukses Makmur Tbk PT	35,400	14,341
Indosat Tbk PT	32,400	4,305
Kalbe Farma Tbk PT	115,600	7,886
Pantai Indah Kapuk Dua Tbk PT	9,900	5,485
Petrindo Jaya Kreasi Tbk PT(a)	113,900	12,215
Petrosea Tbk PT	15,100	6,342
Sumber Alfaria Trijaya Tbk PT	121,500	12,631
Telekomunikasi Indonesia Persero Tbk PT	204,200	43,796
Trimegah Bangun Persada Tbk PT	54,400	4,456
Unilever Indonesia Tbk PT	38,300	4,392
United Tractor Tbk PT	10,000	15,520
		753,459
Ireland — .7%
PDD Holdings, Inc., ADR(a)	4,549	459,677
Kuwait — .7%
Agility Public Warehousing Co. KSCC	10,975	4,828
Al Ahli Bank of Kuwait KSCP	5,821	5,595
Boubyan Bank KSCP	9,912	21,898
Burgan Bank SAK	7,670	4,973
Gulf Bank KSCP	15,555	17,486
Kuwait Finance House KSCP	76,227	200,689
Mabanee Co .KPSC	5,505	18,027
Mobile Telecommunications Co. KSCP	13,115	21,794

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Kuwait — .7% (continued)
National Bank of Kuwait SAKP	48,820	151,280
Warba Bank KSCP(a)	16,594	15,302
		461,872
Luxembourg — .0%
Reinet Investments SCA	909	31,473
Malaysia — 1.4%
99 Speed Mart Retail Holdings Bhd	6,100	6,190
AMMB Holdings Bhd	13,600	22,253
Axiata Group Bhd	21,700	12,661
CelcomDigi Bhd	19,900	16,457
CIMB Group Holdings Bhd	47,629	103,667
Dialog Group Bhd	26,200	10,900
Gamuda Bhd	26,361	29,557
Genting Bhd	11,200	8,126
Genting Malaysia Bhd	20,800	10,447
Hong Leong Bank Bhd	4,100	26,834
IHH Healthcare Bhd	14,500	32,958
IJM Corp. Bhd	17,500	11,897
IOI Corp. Bhd	16,900	17,106
IOI Properties Group Bhd	9,000	7,283
KLCCP Stapled Group	1,600	3,763
KPJ Healthcare Bhd	8,600	6,043
Kuala Lumpur Kepong Bhd	2,600	12,861
Malayan Banking Bhd	38,299	114,644
Maxis Bhd	9,100	8,818
MISC Bhd	11,200	22,730
Mr. DIY Group M Bhd(c)	13,150	6,105
Nestle Malaysia Bhd	400	11,365
Petronas Chemicals Group Bhd	12,800	10,488
Petronas Dagangan Bhd	1,700	9,143
Petronas Gas Bhd	3,900	18,184
PPB Group Bhd	4,400	12,613
Press Metal Aluminium Holdings Bhd	21,900	42,000
Public Bank Bhd	93,500	115,511
QL Resources Bhd	12,400	12,645
RHB Bank Bhd	13,317	28,546
SD Guthrie Bhd	10,900	16,148
Sime Darby Bhd	18,200	9,973
Sime Darby Property Bhd	14,600	5,556
Sunway Bhd	13,700	20,018
Telekom Malaysia Bhd	14,500	29,059
Tenaga Nasional Bhd	17,200	60,824
TIME dotCom Bhd	6,200	9,390
United Plantations Bhd	1,550	11,890
Westports Holdings Bhd	8,400	13,020
YTL Corp. Bhd	23,720	12,516
YTL Power International Bhd	18,140	14,864
		955,053
Mexico — 1.9%
America Movil SAB de CV	93,996	97,914
Arca Continental SAB de CV	1,672	18,973

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Mexico — 1.9% (continued)
Becle SAB de CV	11,214	11,908
Cemex SAB de CV	93,250	116,757
Coca-Cola Femsa SAB de CV	3,457	36,525
El Puerto de Liverpool SAB de CV	1,160	7,048
Fibra Uno Administracion SA de CV	8,022	12,569
Fomento Economico Mexicano SAB de CV	9,721	102,197
Gruma SAB de CV, Cl. B	1,457	26,453
Grupo Aeroportuario del Centro Norte SAB de CV	1,254	18,447
Grupo Aeroportuario del Pacifico SAB de CV, Cl. B	2,132	59,045
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	1,195	41,638
Grupo Bimbo SAB de CV	8,766	30,694
Grupo Carso SAB de CV	3,272	22,425
Grupo Comercial Chedraui SA de CV	2,954	20,367
Grupo Financiero Banorte SAB de CV, Cl. O	17,719	201,245
Grupo Financiero Inbursa SAB de CV, Cl. O	8,720	22,048
Grupo Mexico SAB de CV	18,767	208,615
Industrias Penoles SAB de CV(a)	1,139	66,513
Kimberly-Clark de Mexico SAB de CV, Cl. A	11,001	24,549
Prologis Property Mexico SA de CV	6,208	28,666
Promotora y Operadora de Infraestructura SAB de CV	1,295	20,417
Vista Energy SAB de CV, ADR(a)	476	28,793
Wal-Mart de Mexico SAB de CV	30,289	96,837
		1,320,643
Philippines — .4%
Aboitiz Power Corp.	13,700	10,005
Ayala Land, Inc.	41,200	14,869
Bank of the Philippine Islands	3,762	7,923
BDO Unibank, Inc.	1,943	4,455
Globe Telecom, Inc.	455	12,140
International Container Terminal Services, Inc.	5,140	56,044
Jollibee Foods Corp.	3,620	12,603
Manila Electric Co.	1,940	19,439
Metropolitan Bank & Trust Co	20,600	25,540
PLDT, Inc.	1,065	24,237
Sm Investments Corp.	2,915	34,655
SM Prime Holdings, Inc.	71,600	26,266
		248,176
Qatar — .6%
Al Rayan Bank	37,435	23,370
Dukhan Bank	2,016	1,973
Industries Qatar QSC	11,978	41,846
Mesaieed Petrochemical Holding Co.	2,089	628
Nebras Energy	3,849	16,174
Ooredoo QPSC	5,492	21,419
Qatar Fuel QSC	3,953	16,828
Qatar Gas Transport Co. Ltd.	20,674	27,255
Qatar International Islamic Bank QSC	6,885	21,576
Qatar Islamic Bank SAQ	9,513	65,318
Qatar National Bank QPSC	26,756	145,501
The Commercial Bank PSQC	22,497	29,349
		411,237

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Russia — .0%
Alrosa PJSC(a),(d)	11,270	0
Gazprom PJSC(a),(d)	67,050	0
GMK Norilsk Nickel PJSC(a),(d)	34,100	0
LUKOIL PJSC(a),(d)	2,071	0
Magnitogorsk Iron & Steel Works PJSC(a),(d)	5,210	0
Novatek PJSC(a),(d)	5,535	0
Novolipetsk Steel PJSC(a),(d)	6,530	0
PhosAgro PJSC(a),(d)	229	0
PIK Group PJSC(a),(d)	401	0
Polyus PJSC(a),(d)	1,810	0
Rosneft Oil Co. PJSC(a),(d)	13,131	0
Sberbank of Russia PJSC(a),(d)	59,440	0
Severstal PJSC(a),(d)	859	0
Surgutneftegas PJSC(a),(d)	45,300	0
Tatneft PJSC(a),(d)	7,934	0
United Co. RUSAL International PJSC(a),(d)	10,710	0
VTB Bank PJSC(a),(d)	4,246	0
		0
Saudi Arabia — 2.8%
ACWA Power Co.(a)	872	43,545
Ades Holding Co.	2,822	14,469
Advanced Petrochemical Co.(a)	1,004	6,954
Al Rajhi Bank	11,820	337,831
Al Rajhi Co. for Co.-operative Insurance(a)	283	6,270
Alinma Bank	7,529	57,170
Almarai Co. JSC	2,878	33,839
Arab National Bank	5,768	35,063
Arabian Internet & Communications Services Co.	98	6,125
Bank AlBilad	4,607	32,648
Bank Al-Jazira(a)	1,859	6,210
Banque Saudi Fransi	7,261	34,943
Bupa Arabia for Cooperative Insurance Co.	505	22,216
Dar Al Arkan Real Estate Development Co.(a)	3,158	15,678
Dr. Sulaiman Al Habib Medical Services Group Co.	563	39,268
Elm Co.	179	37,034
Etihad Etisalat Co.	2,440	45,798
Jabal Omar Development Co.(a)	3,221	14,178
Jarir Marketing Co.	3,998	15,211
Makkah Construction & Development Co.	270	6,508
Mouwasat Medical Services Co.	630	11,691
Nahdi Medical Co.	151	3,968
Rabigh Refining & Petrochemical Co.(a)	2,854	5,425
Riyad Bank	8,796	65,899
Riyadh Cables Group Co.	366	12,754
Sahara International Petrochemical Co.	2,566	10,481
SAL Saudi Logistics Services	222	10,672
Saudi Arabian Fertilizer Co.	1,469	48,958
Saudi Arabian Mining Co.(a)	8,656	178,396
Saudi Arabian Oil Co.(c)	33,329	229,261
Saudi Aramco Base Oil Co.	421	11,752
Saudi Awwal Bank	6,234	59,303

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Saudi Arabia — 2.8% (continued)
Saudi Basic Industries Corp.	5,310	80,485
Saudi Electricity Co.	3,867	14,846
Saudi Industrial Investment Group	2,239	7,468
Saudi Kayan Petrochemical Co.(a)	4,712	6,156
Saudi Research & Media Group(a)	211	6,739
Saudi Tadawul Group Holding Co.	309	13,239
Saudi Telecom Co.	11,355	134,418
The Company for Cooperative Insurance	479	17,496
The Saudi Investment Bank	3,553	13,262
The Saudi National Bank	17,679	211,448
Umm Al Qura for Development & Construction Co.(a)	4,071	20,872
Yanbu National Petrochemical Co.	1,717	12,360
		1,998,307
Singapore — .4%
BOC Aviation Ltd.(c)	1,300	13,500
Trip.com Group Ltd.	3,800	234,431
		247,931
South Africa — 3.2%
Absa Group Ltd.	4,272	67,849
Bid Corp. Ltd.	2,017	50,848
Bidvest Group Ltd.	2,333	34,122
Capitec Bank Holdings Ltd.	513	139,185
Clicks Group Ltd.	1,163	23,603
Discovery Ltd.	3,471	50,907
Exxaro Resources Ltd.	1,298	14,924
FirstRand Ltd.	29,552	170,522
Gold Fields Ltd.	5,248	278,053
Harmony Gold Mining Co. Ltd.	3,289	74,592
Impala Platinum Holdings Ltd.	5,280	104,036
Investec Ltd.	1,453	11,909
Kumba Iron Ore Ltd.	592	13,289
Mr Price Group Ltd.	1,663	18,509
MTN Group Ltd.	10,107	114,024
Naspers Ltd., Cl. N	4,557	281,731
Nedbank Group Ltd.	2,610	43,182
Northam Platinum Holdings Ltd.	1,988	49,187
Old Mutual Ltd.	25,928	25,221
OUTsurance Group Ltd.	5,656	25,184
Pepkor Holdings Ltd.(c)	19,779	32,658
Remgro Ltd.	3,158	36,126
Sanlam Ltd.	11,055	69,621
Sasol Ltd.(a)	3,273	23,321
Shoprite Holdings Ltd.	2,851	47,362
Sibanye Stillwater Ltd.(a)	16,711	76,878
Standard Bank Group Ltd.	8,018	149,351
Valterra Platinum Ltd.	1,604	152,024
Vodacom Group Ltd.	4,021	37,749
Woolworths Holdings Ltd./South Africa	5,543	18,719
		2,234,686
South Korea — 15.2%
Alteogen, Inc.(a)	227	65,132

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
South Korea — 15.2% (continued)
Amorepacific Corp.	174	16,779
Amorepacific Holdings Corp.	194	3,868
APR Corp.	155	29,075
BNK Financial Group, Inc.	1,760	20,310
Celltrion Pharm, Inc.	140	7,097
Celltrion, Inc.	913	133,201
Cheil Worldwide, Inc.	100	1,525
CJ CheilJedang Corp.	49	7,268
CJ Corp.	87	13,146
Coway Co. Ltd.(a)	332	19,236
DB HiTek Co. Ltd.	244	17,935
DB Insurance Co. Ltd.	277	27,442
Dongsuh Cos., Inc.	207	3,739
Doosan Bobcat, Inc.	335	13,685
Doosan Co. Ltd.	49	28,970
Doosan Enerbility Co. Ltd.(a)	2,597	163,463
Doosan Robotics, Inc.(a)	127	10,067
Ecopro BM Co. Ltd.(a)	245	39,489
Ecopro Co. Ltd.	599	67,624
Ecopro Materials Co. Ltd.(a)	206	9,660
F&F Co. Ltd.(a)	114	5,789
GS Holdings Corp.	294	14,032
Hana Financial Group, Inc.	1,734	120,587
Hanjin Kal Corp.(a)	169	13,256
Hankook Tire & Technology Co. Ltd.	442	19,499
Hanmi Pharm Co. Ltd.(a)	36	12,105
Hanmi Science Co. Ltd.(a)	114	3,366
Hanmi Semiconductor Co. Ltd.	278	40,752
Hanon Systems(a)	231	526
Hanwha Aerospace Co. Ltd.(a)	199	179,728
Hanwha Corp.(a)	218	17,341
Hanwha Life Insurance Co. Ltd.(a)	1,966	4,760
Hanwha Ocean Co. Ltd.(a)	695	66,873
Hanwha Solutions Corp.(a)	724	13,908
Hanwha Systems Co. Ltd.(a)	373	24,411
HD Hyundai Co. Ltd.	278	45,194
HD Hyundai Electric Co. Ltd.	126	77,820
HD Hyundai Heavy Industries Co. Ltd.	192	76,699
HD Hyundai Marine Solution Co. Ltd.	81	10,321
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	270	77,564
HLB, Inc.(a)	779	30,036
HMM Co. Ltd.	1,608	22,343
Hugel, Inc.(a)	48	9,220
HYBE Co. Ltd.	108	28,062
Hyosung Heavy Industries Corp.(a)	30	54,252
Hyundai Autoever Corp.	48	15,390
Hyundai Elevator Co. Ltd.	143	9,378
Hyundai Engineering & Construction Co. Ltd.	463	33,002
Hyundai Glovis Co. Ltd.	240	40,350
Hyundai Marine & Fire Insurance Co. Ltd.(a)	399	7,803
Hyundai Mobis Co. Ltd.	371	115,728

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
South Korea — 15.2% (continued)
Hyundai Motor Co.	886	307,767
Hyundai Rotem Co. Ltd.	458	73,342
Hyundai Steel Co.	380	8,250
Industrial Bank of Korea	1,206	18,558
JYP Entertainment Corp.(a)	160	8,203
Kakao Corp.	1,856	79,171
KakaoBank Corp.	1,362	21,669
Kakaopay Corp.(a)	259	11,408
Kangwon Land, Inc.	860	10,420
KB Financial Group, Inc.	2,300	216,034
KCC Corp.	25	8,493
KEPCO Engineering & Construction Co. Inc.(a)	93	8,490
KEPCO Plant Service & Engineering Co. Ltd.(a)	141	5,486
Kia Corp.	1,478	156,692
KIWOOM Securities Co. Ltd.	101	31,120
Korea Aerospace Industries Ltd.	444	51,914
Korea Electric Power Corp.(a)	1,580	63,995
Korea Gas Corp.(a)	119	3,319
Korea Investment Holdings Co. Ltd.	285	42,669
Korea Zinc Co. Ltd.	40	52,355
Korean Air Lines Co. Ltd.(a)	976	15,799
Krafton, Inc.(a)	181	31,940
KT Corp.	445	17,591
KT&G Corp.	583	62,334
Kumho Petrochemical Co. Ltd.(a)	109	10,912
L&F Co. Ltd.(a)	172	15,092
LG Chem Ltd.	264	56,949
LG CNS Co. Ltd.	222	10,750
LG Corp.	522	33,255
LG Display Co. Ltd.(a)	1,719	13,937
LG Electronics, Inc.	663	45,646
LG Energy Solution Ltd.(a)	248	68,573
LG H&H Co. Ltd.	14	2,553
LG Innotek Co. Ltd.	92	15,659
LG Uplus Corp.	1,129	12,550
LIG Nex1 Co. Ltd.(a)	79	26,427
LigaChem Biosciences, Inc.(a)	155	21,860
Lotte Chemical Corp.	91	5,273
Lotte Corp.	201	4,385
LS Corp.	109	17,341
LS Electric Co. Ltd.(a)	98	38,535
Meritz Financial Group, Inc.	533	43,176
Mirae Asset Daewoo Co. Ltd.	1,308	38,847
Misto Holdings Corp.	211	6,882
NAVER Corp.	799	152,650
NCSoft Corp.	76	12,382
Netmarble Corp.(a),(c)	174	6,383
NH Investment & Securities Co. Ltd.	699	13,136
NongShim Co. Ltd.(a)	23	6,511
Orion Corp.	65	5,306
Pearl Abyss Corp.(a)	206	8,186

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
South Korea — 15.2% (continued)
Peptron, Inc.(a)	125	26,530
PharmaResearch Co. Ltd.(a)	36	11,842
POSCO Future M Co. Ltd.(a)	186	28,881
POSCO Holdings, Inc.	444	107,190
POSCO ICT Co. Ltd.	353	9,479
POSCO International Corp.	240	10,404
Rainbow Robotics(a)	51	25,794
S-1 Corp.	75	4,148
Sam Chun Dang Pharm Co. Ltd.(a)	88	29,376
Samsung Biologics Co. Ltd.(a),(c)	76	92,136
Samsung C&T Corp.	503	105,359
Samsung Card Co. Ltd.	107	4,222
Samsung Electro-Mechanics Co. Ltd.	346	67,065
Samsung Electronics Co. Ltd.	28,363	3,162,610
Samsung Engineering Co. Ltd.	1,027	21,975
Samsung Episholdings Co. Ltd.(a)	41	17,261
Samsung Fire & Marine Insurance Co. Ltd.	183	63,695
Samsung Heavy Industries Co. Ltd.(a)	3,863	79,037
Samsung Life Insurance Co. Ltd.	467	61,092
Samsung SDI Co. Ltd.(a)	377	102,147
Samsung SDS Co. Ltd.	231	27,780
Samsung Securities Co. Ltd.	336	21,149
Samyang Foods Co. Ltd.	25	20,495
Shinhan Financial Group Co. Ltd.	2,647	155,024
SK Biopharmaceuticals Co. Ltd.(a)	190	15,576
SK Bioscience Co., Ltd.(a)	191	6,728
SK hynix, Inc.	3,247	2,050,523
SK IE Technology Co. Ltd.(a),(c)	188	3,572
SK Innovation Co. Ltd.	454	35,326
SK Square Co. Ltd.(a)	529	209,483
SK Telecom Co. Ltd.	529	26,645
SK, Inc.	197	45,644
SKC Co. Ltd.(a)	112	9,112
S-Oil Corp.(a)	177	13,022
Woori Financial Group, Inc.	3,813	80,133
Yuhan Corp.(a)	335	25,135
		10,664,571
Taiwan — 20.9%
Accton Technology Corp.	3,000	106,292
Acer, Inc.	13,000	10,369
Advantech Co. Ltd.	2,928	27,866
Airtac International Group	1,046	37,891
Alchip Technologies Ltd.	500	49,650
ASE Technology Holding Co. Ltd.	23,000	217,064
Asia Cement Corp.	13,000	14,520
Asia Vital Components Co. Ltd.	2,000	92,787
Asustek Computer, Inc.	5,000	78,805
AUO Corp.	43,600	19,050
Bizlink Holding, Inc.	1,000	41,309
Caliway Biopharmaceuticals Co., Ltd.(a)	7,000	36,813
Catcher Technology Co. Ltd.	3,000	19,113

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Taiwan — 20.9% (continued)
Cathay Financial Holding Co. Ltd.	54,836	131,383
Chailease Holding Co. Ltd.	8,267	27,320
Chang Hwa Commercial Bank Ltd.	31,197	20,223
Cheng Shin Rubber Industry Co. Ltd.	15,000	14,585
Chicony Electronics Co. Ltd.	3,000	11,153
China Airlines Ltd.	19,000	13,403
China Steel Corp.	57,000	37,583
Chroma ATE, Inc.	3,000	93,422
Chunghwa Telecom Co. Ltd.	23,000	97,569
Compal Electronics, Inc.	25,000	26,017
CTBC Financial Holding Co. Ltd.	100,000	161,741
Delta Electronics, Inc.	12,000	465,205
E Ink Holdings, Inc.	5,000	27,804
E.Sun Financial Holding Co. Ltd.	92,449	98,119
Eclat Textile Co. Ltd.	1,000	12,615
Elite Material Co. Ltd.	2,000	110,899
Eva Airways Corp.	15,000	17,827
Evergreen Marine Corp. Taiwan Ltd.	6,600	39,009
Far Eastern New Century Corp.	19,000	16,784
Far EasTone Telecommunications Co. Ltd.	10,000	28,217
Feng TAY Enterprise Co. Ltd.	2,512	7,679
First Financial Holding Co. Ltd.	59,459	54,414
FIT Hon Teng Ltd.(a),(c)	10,000	6,287
Formosa Chemicals & Fibre Corp.	20,000	26,915
Formosa Petrochemical Corp.	10,000	16,969
Formosa Plastics Corp.	24,000	36,072
Fortune Electric Co. Ltd.	1,320	40,686
Foxconn Technology Co. Ltd.	7,000	12,768
Fubon Financial Holding Co. Ltd.	44,051	127,240
Gigabyte Technology Co. Ltd.	3,000	22,212
Global Unichip Corp.	500	41,627
Globalwafers Co. Ltd.	2,000	31,586
Gold Circuit Electronics Ltd.	2,000	44,550
Highwealth Construction Corp.	13,760	16,265
Hiwin Technologies Corp.	2,000	15,888
Hon Hai Precision Industry Co. Ltd.	72,000	504,480
Hon Precision, Inc.	511	60,891
Hotai Motor Co. Ltd.	2,120	36,647
Hua Nan Financial Holdings Co. Ltd.	53,631	56,409
Innolux Corp.	46,760	32,392
International Games System Co. Ltd.	2,000	45,504
Inventec Corp.	14,000	20,019
Jentech Precision Industrial Co. Ltd.	1,000	90,245
KGI Financial Holding Co. Ltd.	106,050	60,826
King Slide Works Co. Ltd.	500	49,889
King Yuan Electronics Co. Ltd.	7,000	65,841
Largan Precision Co. Ltd.	152	11,640
Lite-On Technology Corp.	12,000	62,536
Lotes Co. Ltd.	1,000	45,440
MediaTek, Inc.	9,000	503,337
Mega Financial Holding Co. Ltd.	70,945	87,470

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Taiwan — 20.9% (continued)
Micro-Star International Co. Ltd.	4,000	11,465
Minth Group Ltd.	4,000	18,838
momo.com, Inc.	162	970
Nan Ya Plastics Corp.	34,000	82,002
Nan Ya Printed Circuit Board Corp.	1,000	12,345
Nanya Technology Corp.(a)	7,000	72,625
Nien Made Enterprise Co. Ltd.	1,000	13,568
Novatek Microelectronics Corp.	3,000	35,748
Pegatron Corp.	8,000	17,718
PharmaEssentia Corp.	2,219	54,294
Phison Electronics Corp.	1,000	75,628
Pou Chen Corp.	13,000	12,579
Powerchip Semiconductor Manufacturing Corp.(a)	20,000	44,169
Powertech Technology, Inc.	4,000	32,285
President Chain Store Corp.	4,000	27,137
Quanta Computer, Inc.	15,000	133,460
Realtek Semiconductor Corp.	3,000	46,092
Ruentex Development Co. Ltd.	15,000	13,727
Ruentex Industries Ltd.	4,000	6,419
Shihlin Electric & Engineering Corp.	2,000	14,554
Sino-American Silicon Products, Inc.	4,000	15,253
SinoPac Financial Holdings Co. Ltd.	78,915	71,718
Synnex Technology International Corp.	6,000	12,488
TA Chen Stainless Pipe	14,617	18,254
Taichung Commercial Bank Co. Ltd.	22,831	14,510
Taiwan Acceptance Corp.	150	371
Taiwan Business Bank	40,576	19,856
Taiwan Cooperative Financial Holding Co. Ltd.	55,401	41,458
Taiwan High Speed Rail Corp.	10,000	8,691
Taiwan Mobile Co. Ltd.	10,000	33,524
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	8,122,021
Tatung Co. Ltd.	8,250	10,198
TCC Group Holdings Co. Ltd.	19,117	16,037
Teco Electric and Machinery Co. Ltd.	10,000	25,993
The Shanghai Commercial & Savings Bank Ltd.	21,686	27,220
Tripod Technology Corp.	3,000	35,701
TS Financial Holding Co. Ltd.	136,032	98,123
Unimicron Technology Corp.	8,180	98,384
Uni-President Enterprises Corp.	27,000	61,516
United Microelectronics Corp.	72,000	142,765
Vanguard International Semiconductor Corp.	7,006	31,947
VisEra Technologies Co. Ltd.	1,000	9,056
Walsin Lihwa Corp.	20,968	28,983
Wan Hai Lines Ltd.	8,000	18,684
Winbond Electronics Corp.(a)	21,000	85,748
Wistron Corp.	17,000	70,496
Wiwynn Corp.	1,049	119,167
WPG Holdings Ltd.	2,000	4,086
WT Microelectronics Co. Ltd.	2,593	12,854
Yageo Corp.	9,940	87,650
Yang Ming Marine Transport Corp.	10,000	16,969

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Taiwan — 20.9% (continued)
Yuanta Financial Holding Co. Ltd.	58,935	80,621
Zhen Ding Technology Holding Ltd.	5,000	31,061
		14,634,157
Thailand — 1.3%
Advanced Info Service PCL, NVDR	6,700	74,314
Airports of Thailand PCL, NVDR	26,700	42,640
Asset World Corp. PCL, NVDR	98,500	6,824
Bangkok Dusit Medical Services PCL, NVDR	12,100	7,729
Bangkok Expressway & Metro PCL, NVDR	84,600	14,116
Banpu PCL, NVDR	69,300	11,783
Berli Jucker PCL, NVDR	10,300	4,746
BTS Group Holdings PCL, NVDR(a)	81,000	5,612
Bumrungrad Hospital PCL, NVDR	2,500	13,308
Cal-Comp Electronics Thailand PCL	21,100	3,205
Central Pattana PCL, NVDR	24,300	44,600
Central Retail Corp. PCL, NVDR	21,000	13,148
Charoen Pokphand Foods PCL, NVDR	28,800	18,947
Com7 PCL, NVDR	5,800	4,037
CP ALL PCL, NVDR	39,800	55,023
CP AXTRA PCL, NVDR	10,647	5,008
Delta Electronics Thailand PCL, NVDR	27,900	181,773
Electricity Generating PCL, NVDR	2,300	8,589
Global Power Synergy PCL, NVDR	2,700	3,046
Gulf Development PCL, NVDR(a)	23,716	35,237
Home Product Center PCL, NVDR	41,900	9,455
Indorama Ventures PCL, NVDR	10,500	6,808
Kasikornbank PCL, NVDR	3,700	22,107
Krung Thai Bank PCL, NVDR	25,800	23,164
Krungthai Card PCL, NVDR	4,800	4,386
Land & Houses PCL, NVDR	47,000	5,825
Minor International PCL, NVDR	5,800	4,221
Muangthai Capital PCL, NVDR	5,300	5,685
PTT Exploration & Production PCL, NVDR	9,100	35,428
PTT Global Chemical PCL, NVDR	15,800	12,403
PTT Oil & Retail Business PCL, NVDR	20,100	8,688
PTT PCL, NVDR	77,500	83,744
Ratch Group PCL, NVDR	9,500	9,360
SCB X PCL, NVDR	6,400	27,561
SCG Packaging PCL, NVDR	7,500	4,767
Thai Beverage PCL	50,700	19,177
Thai Life Insurance PCL, NVDR	14,000	5,295
Thai Oil PCL, NVDR	700	951
Thai Union Group PCL, NVDR	17,700	6,638
The Siam Cement PCL, NVDR	4,000	26,188
TIDLOR Holdings PCL, NVDR	12,359	6,677
Tisco Financial Group PCL, NVDR	2,900	10,369
TMB Bank PCL, NVDR	163,800	10,516
True Corp. PCL, NVDR	59,300	21,862
		924,960
Turkey — .9%
AG Anadolu Grubu Holding AS	1,570	1,263

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Turkey — .9% (continued)
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim AS(a)	5,151	3,141
Akbank TAS	16,755	35,808
Akcansa Cimento AS	379	1,692
Akfen Yenilenebilir Enerji AS(a)	9,256	3,980
Aksa Akrilik Kimya Sanayii AS	10,476	2,669
Aksa Enerji Uretim AS(a)	2,297	3,892
Alarko Holding AS	1,174	2,915
Alfa Solar Enerji Sanayi ve Ticaret AS	552	522
Anadolu Anonim Turk Sigorta Sirketi	4,767	3,133
Anadolu Efes Biracilik ve Malt Sanayii AS(b)	4,691	2,072
Arcelik AS(a)	2,657	6,964
Aselsan Elektronik Sanayi ve Ticaret AS	7,586	52,893
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2,733	10,042
Aygaz AS	908	5,006
Baticim Bati Anadolu Cimento Sanayii AS(a)	14,147	1,571
BIM Birlesik Magazalar AS	2,172	33,160
Borusan Yatirim ve Pazarlama AS	30	1,588
Bosch Fren Sistemleri Sanayi ve Ticaret AS(a)	1,014	3,681
Can2 Termik AS(a)	23,451	1,132
Cimsa Cimento Sanayi ve Ticaret AS	550	651
Coca-Cola Icecek AS	1,972	3,260
CW Enerji Muhendislik Ticaret ve Sanayi AS(a)	1,895	1,413
DAP Gayrimenkul Gelistirme AS(a)	6,607	1,647
Destek Finans Faktoring AS(a)	561	10,319
Dogan Sirketler Grubu Holding AS	6,818	3,405
Dogus Otomotiv Servis ve Ticaret	1,089	5,741
Eczacibasi Yatirim Holding Ortakligi AS	616	4,674
EGE Endustri ve Ticaret AS	34	5,793
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	16,110	9,445
Enerjisa Enerji AS(c)	1,810	4,357
Enerya Enerji AS	14,485	3,304
Enka Insaat ve Sanayi AS	4,115	9,258
Eregli Demir ve Celik Fabrikalari TAS	20,276	13,137
Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret AS(a)	1,274	1,216
Ford Otomotiv Sanayi AS	4,440	11,607
Girisim Elektrik Taahhut Ticaret ve Sanayi AS(a)	944	1,204
Gubre Fabrikalari TAS(a)	516	5,701
Haci Omer Sabanci Holding AS	2,736	6,888
Hektas Ticaret TAS(a)	24,232	1,872
Is Gayrimenkul Yatirim Ortakligi AS(a)	6,135	3,400
Is Yatirim Menkul Degerler AS	3,008	3,324
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS(a)	850	551
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Cl. D(a)	6,908	4,616
Kayseri Seker Fabrikasi AS(a)	43,062	4,852
Kiler Holding AS(a)	1,694	22,980
KOC Holding AS	2,264	10,812
Kontrolmatik Enerji ve Muhendislik AS(b)	4,519	1,016
Konya Cimento Sanayii AS(a)	46	4,786
Kuyumcukent Gayrimenkul Yatirimlari AS(a)	2,561	3,177
LDR Turizm AS(a)	1,687	2,793
Mavi Giyim Sanayi ve Ticaret AS, Cl. B(c)	4,447	4,943

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Turkey — .9% (continued)
MIA Teknoloji AS(a)	1,525	1,298
Migros Ticaret AS	85	1,245
MLP Saglik Hizmetleri AS(a),(c)	546	5,925
Mogan Enerji Yatirim Holding AS(a)	16,154	3,306
Otokar Otomotiv ve Savunma Sanayi AS(a)	250	2,483
Oyak Cimento Fabrikalari AS	2,004	1,272
Pasifik Eurasia Lojistik Dis Ticaret AS(a)	1,135	3,875
Pegasus Hava Tasimaciligi AS(a)	1,485	6,950
Peker Gayrimenkul Yatirim Ortakligi AS(a)	22,541	5,178
Petkim Petrokimya Holding AS(a)	13,682	5,801
Ral Yatirim Holding AS(a)	549	2,369
Ronesans Gayrimenkul Yatirim AS	739	2,748
Sasa Polyester Sanayi AS(a),(b)	111,783	6,554
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(a)	62,445	11,702
TAB Gida Sanayi Ve Ticaret AS	956	5,902
TAV Havalimanlari Holding AS(a)	847	6,772
Tekfen Holding AS	623	1,099
Tera Yatirim Menkul Degerler AS(a)	1,298	6,163
Tera Yatirim Teknoloji Holding AS(a)	5,415	1,711
Tofas Turk Otomobil Fabrikasi AS	46	345
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,797	3,452
TR Anadolu Metal Madencilik Isletmeleri AS(a)	1,303	4,299
Turk Altin Isletmeleri AS(a)	6,564	8,240
Turk Hava Yollari	4,262	29,790
Turk Telekomunikasyon AS(a)	243	372
Turk Traktor ve Ziraat Makineleri AS	344	4,686
Turkcell Iletisim Hizmetleri AS	6,705	18,022
Turkiye Halk Bankasi AS(a)	5,460	5,471
Turkiye Is Bankasi AS, Cl. C	20,917	8,012
Turkiye Petrol Rafinerileri AS	5,265	29,634
Turkiye Sigorta AS	14,173	3,976
Turkiye Sinai Kalkinma Bankasi AS(a)	9,907	3,203
Turkiye Sise ve Cam Fabrikalari AS(b)	11,144	11,658
Ulker Biskuvi Sanayi AS	1,007	3,135
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,717	704
Vestel Elektronik Sanayi ve Ticaret AS(a)	1,341	968
Yapi ve Kredi Bankasi AS(a)	23,729	22,413
Yayla Agro Gida Sanayi VE Nakliyat AS(a)	21,112	6,218
YEO Teknoloji Enerji ve Endustri AS(a)	1	1
Zorlu Enerji Elektrik Uretim AS(a)	100,563	7,630
		603,848
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	18,542	76,841
Abu Dhabi Islamic Bank PJSC	9,686	64,193
Abu Dhabi National Energy Co. PJSC	19,474	15,218
Abu Dhabi National Oil Co. for Distribution PJSC	18,269	20,395
ADNOC Drilling Co. PJSC	16,588	24,074
Adnoc Gas	42,988	42,255
Aldar Properties PJSC	23,253	60,718
Alpha Dhabi Holding PJSC(a)	5,952	14,456
Borouge PLC	21,739	15,449

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
United Arab Emirates — 2.2% (continued)
Dubai Electricity & Water Authority PJSC	54,452	44,775
Dubai Islamic Bank PJSC	17,311	45,532
Emaar Development PJSC	4,568	21,393
Emaar Properties PJSC	38,293	156,398
Emirates NBD Bank PJSC	15,160	128,375
Emirates Telecommunications Group Co. PJSC	21,048	112,901
First Abu Dhabi Bank PJSC	27,268	138,098
International Holding Co. PJSC(a)	5,030	547,148
Modon Holding PSC(a)	19,861	18,278
		1,546,497
United Kingdom — .0%
Metlen Energy & Metals PLC(a)	549	30,057
United States — .2%
BeOne Medicines Ltd., Cl. H(a)	5,600	148,144
Total Equity Securities - Common Stocks (cost $44,514,895)		68,617,040

	Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — 2.0%
Brazil — 1.1%
Axia Energia	4.12	2,388	26,290
Axia Energia(a)	0.00	2,232	22,605
Banco Bradesco SA	1.44	28,904	117,315
Cia Energetica de Minas Gerais	1.65	9,565	20,955
Gerdau SA	0.62	8,057	34,364
Itau Unibanco Holding SA	4.47	32,836	283,674
Itausa SA	1.72	34,902	90,730
Localiza Rent a Car SA(a)	0.00	206	1,843
Petroleo Brasileiro SA	2.90	27,425	197,324
			795,100
Chile — .1%
Sociedad Quimica y Minera de Chile SA, Cl. B(a)	0.00	886	69,485
Colombia — .1%
Grupo Argos SA	4.79	1,238	4,919
Grupo Cibest SA	6.17	2,868	58,774
Grupo de Inversiones Suramericana SA	2.90	886	12,628
			76,321
India — .0%
TVS Motor Co. Ltd., Notes	6.00	5,576	606
Russia — .0%
Sberbank of Russia PJSC(a),(d)	0.00	4,890	0
Surgutneftegas PJSC(a),(d)	0.00	37,000	0
Tatneft PJSC(a),(d)	0.00	266	0
			0
South Korea — .7%
CJ Corp.	1.69	8	988
Hyundai Motor Co	5.39	191	35,960
Hyundai Motor Co.	5.39	81	14,912
LG Chem Ltd.	0.68	97	10,722

Description	Preferred Dividend Rate (%)	Shares	Value ($)
Equity Securities - Preferred Stocks — 2.0% (continued)
South Korea — .7% (continued)
Samsung Electronics Co. Ltd.	1.45	4,790	390,681
Samsung Fire & Marine Insurance Co. Ltd.	4.75	24	6,261
			459,524
Total Equity Securities - Preferred Stocks (cost $671,771)			1,401,036

	1-Day Yield (%)
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $105,725)	3.65	105,725	105,726
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $36,245)	3.65	36,245	36,245
Total Investments (cost $45,328,636)		100.0%	70,160,047
Liabilities, Less Cash and Receivables		(.0 )	(24,067)
Net Assets		100.0%	70,135,980

ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $702,563 and the value of the collateral was
$753,190, consisting of cash collateral of $36,245 and U.S. Government & Agency securities valued at $716,945.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to $3,195,723 or 4.6% of net assets.

(d)	The fund held Level 3 securities at January 31, 2026. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI Emerging Markets Index	3	3/20/2026	207,106	228,120	21,014
Gross Unrealized Appreciation					21,014
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Emerging Markets Equity ETF
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	68,617,040	—	0	68,617,040
Equity Securities - Preferred Stocks	1,400,430	606	0	1,401,036
Investment Companies	141,971	—	—	141,971
	70,159,441	606	0	70,160,047
Other Financial Instruments:
Futures††	21,014	—	—	21,014
	21,014	—	—	21,014

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $24,852,425, consisting of $27,891,153 gross unrealized appreciation and $3,038,728 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.